Schedule of investments
Optimum Fixed Income Fund
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.03%
SLM Student Loan Trust
Series 2003-11 A6 144A 0.767% (LIBOR03M + 0.55%) 12/15/25 #, •	151,959	$151,853
Series 2008-9 A 1.715% (LIBOR03M + 1.50%) 4/25/23 •	692,225	691,899
Total Agency Asset-Backed Securities (cost $845,523)		843,752

Agency Collateralized Mortgage Obligations — 2.72%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.148% (LIBOR01M + 3.00%) 10/25/29 •	6,367,207	6,438,279
Series 2017-C04 2M2 2.998% (LIBOR01M + 2.85%) 11/25/29 •	362,530	364,816
Series 2018-C01 1M2 2.398% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,093,468	1,087,981
Series 2018-C02 2M2 2.348% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	411,214	408,604
Series 2018-C03 1M2 2.298% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	547,195	546,153
Series 2018-C05 1M2 2.498% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	429,054	429,599
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	4,813	5,239
Series 2004-T1 1A2 6.50% 1/25/44	4,614	5,436
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	31,050	36,807
Series 2004-W15 1A1 6.00% 8/25/44	24,644	28,541
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	45,375	51,305
Series 2001-14 Z 6.00% 5/25/31	2,815	3,146
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,725,251	1,487,695
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2008-24 ZA 5.00% 4/25/38	6,816,740	$7,793,281
Series 2009-2 AS 5.552% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	360,762	59,059
Series 2009-68 SA 6.602% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	151,205	27,866
Series 2011-118 DC 4.00% 11/25/41	587,930	632,610
Series 2017-40 GZ 3.50% 5/25/47	376,254	414,425
Series 2017-77 HZ 3.50% 10/25/47	534,377	563,677
Series 2017-94 CZ 3.50% 11/25/47	335,109	360,197
Series 2017-95 FA 0.499% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	368,495	367,725
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	40,910	46,439
Series 3143 BC 5.50% 2/15/36	1,068,887	1,251,200
Series 3289 SA 6.591% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	468,568	104,592
Series 4676 KZ 2.50% 7/15/45	367,125	384,430
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.398% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	720,990	738,080
Series 2017-DNA3 M2 2.648% (LIBOR01M + 2.50%) 3/25/30 •	315,000	319,303
Series 2018-HQA1 M2 2.448% (LIBOR01M + 2.30%) 9/25/30 •	753,723	750,858
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.098% (LIBOR01M + 1.95%) 10/25/49 #, •	1,259,686	1,257,687

NQ-OPTFI [12/20] 2/21 (1513375)    1

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.198% (LIBOR01M + 2.05%) 11/25/49 #, •	1,338,880	$1,334,932
Series 2020-DNA2 M1 144A 0.898% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	913,218	914,093
Series 2020-DNA2 M2 144A 1.998% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	500,000	496,932
Series 2020-DNA6 M2 144A 2.077% (SOFR + 2.00%) 12/25/50 #, •	3,600,000	3,594,424
Series 2020-HQA2 M1 144A 1.248% (LIBOR01M + 1.10%) 3/25/50 #, •	1,423,881	1,424,780

Freddie Mac Structured Agency Credit Risk Trust Series 2018-HQA2 M1 144A 0.898% (LIBOR01M + 0.75%) 10/25/48 #, •	249,693	249,693
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,437	13,933
Series T-58 2A 6.50% 9/25/43 ♦	4,813	5,595
GNMA
Series 2008-65 SB 5.848% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	404,684	63,671
Series 2009-2 SE 5.668% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	1,288,155	213,782
Series 2011-H21 FT 0.82% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	5,553,059	5,535,025
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2011-H23 FA 0.84% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	3,618,209	$3,642,138
Series 2012-H08 FB 0.74% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	583,844	585,940
Series 2012-H18 NA 0.66% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	338,669	339,500
Series 2012-H29 SA 0.655% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	3,549,312	3,560,253
Series 2013-113 LY 3.00% 5/20/43	173,000	187,549
Series 2015-H10 FA 0.74% (LIBOR01M + 0.60%, Cap 7.500%) 4/20/65 •	11,337,066	11,400,056
Series 2015-H11 FC 0.69% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	1,390,330	1,398,774
Series 2015-H12 FB 0.74% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	5,737,848	5,787,857
Series 2015-H20 FB 0.74% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	1,584,952	1,594,217
Series 2015-H30 FD 0.74% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	98,081	98,520
Series 2016-H06 FD 1.06% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	1,599,480	1,625,196
Series 2017-34 DY 3.50% 3/20/47	230,000	255,222
Series 2017-130 YJ 2.50% 8/20/47	270,000	292,216
Series 2017-163 ZK 3.50% 11/20/47	3,678,362	3,981,570

2    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-34 TY 3.50% 3/20/48	196,000	$210,066
Total Agency Collateralized Mortgage Obligations (cost $72,590,425)		74,770,964

Agency Commercial Mortgage-Backed Securities — 0.42%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,177,391
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.965% 8/25/44 #, •	75,000	76,462
Series 2012-K18 B 144A 4.224% 1/25/45 #, •	1,000,000	1,032,181
Series 2012-K22 B 144A 3.685% 8/25/45 #, •	665,000	695,708
Series 2013-K24 B 144A 3.506% 11/25/45 #, •	3,675,000	3,849,771
Series 2013-K25 C 144A 3.619% 11/25/45 #, •	500,000	519,134
Series 2014-K716 B 144A 3.929% 8/25/47 #, •	500,000	505,289
Series 2014-K717 B 144A 3.63% 11/25/47 #, •	1,225,000	1,243,245
Series 2014-K717 C 144A 3.63% 11/25/47 #, •	1,290,000	1,304,602
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	280,000	309,565
Series 2016-K722 B 144A 3.845% 7/25/49 #, •	425,000	450,366
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	470,000	520,827
Total Agency Commercial Mortgage-Backed Securities (cost $11,210,880)		11,684,541

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 20.26%
Fannie Mae
5.50% 3/1/37	6,196	$6,834
5.50% 7/1/37	2,762	2,877
Fannie Mae S.F. 30 yr
2.00% 1/1/51	1,569,000	1,631,835
3.00% 4/1/43	824,257	878,614
3.00% 11/1/46	9,214,000	9,688,981
3.00% 1/1/47	2,954,752	3,139,990
3.00% 11/1/48	2,639,489	2,766,491
3.00% 10/1/49	2,807,895	2,949,745
3.00% 12/1/49	5,937,038	6,351,259
3.00% 3/1/50	8,847,555	9,394,244
3.00% 7/1/50	18,373,695	19,287,323
3.50% 7/1/47	3,369,951	3,649,590
3.50% 12/1/47	903,487	958,202
3.50% 2/1/48	3,011,099	3,271,267
3.50% 7/1/48	2,920,020	3,088,633
3.50% 11/1/48	2,387,633	2,521,979
3.50% 6/1/49	1,055,567	1,113,899
3.50% 11/1/49	2,344,743	2,476,662
3.50% 1/1/50	4,792,021	5,062,440
3.50% 3/1/50	1,873,458	2,018,540
4.00% 10/1/40	13,445	14,817
4.00% 11/1/40	69,214	75,870
4.00% 3/1/46	94,830	103,499
4.00% 4/1/47	923,293	1,018,227
4.00% 6/1/48	4,310,815	4,735,657
4.00% 9/1/48	7,300,111	7,806,300
4.00% 10/1/48	4,165,845	4,587,581
4.00% 1/1/49	130,328	139,156
4.00% 3/1/49	383,147	409,080
4.00% 6/1/49	1,144,842	1,253,448
4.50% 5/1/35	45,128	49,680
4.50% 8/1/35	81,135	89,695
4.50% 9/1/35	93,275	103,402
4.50% 5/1/39	296,218	332,585
4.50% 6/1/40	223,729	247,509
4.50% 7/1/40	249,050	271,914
4.50% 2/1/41	1,034,276	1,155,887
4.50% 4/1/41	39,489	43,796
4.50% 10/1/45	931,431	1,040,061
4.50% 5/1/46	520,035	581,717
4.50% 4/1/48	1,140,731	1,278,988
4.50% 7/1/48	403,251	437,753
4.50% 8/1/48	287,795	313,164
4.50% 9/1/48	433,228	479,789
4.50% 12/1/48	676,269	733,319
4.50% 1/1/49	6,295,048	6,967,337
4.50% 1/1/50	1,744,503	1,905,460
5.00% 3/1/34	1,380	1,593
5.00% 4/1/34	5,914	6,877

NQ-OPTFI [12/20] 2/21 (1513375)    3

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 8/1/34	12,955	$15,038
5.00% 4/1/35	3,798	4,352
5.00% 12/1/37	1,492	1,726
5.00% 3/1/38	78,979	91,504
5.00% 6/1/38	3,674	4,107
5.00% 2/1/39	3,849	4,256
5.00% 5/1/40	70,739	81,254
5.00% 7/1/47	580,123	673,640
5.50% 10/1/33	267,634	312,141
5.50% 12/1/33	10,802	12,211
5.50% 2/1/35	206,307	242,501
5.50% 12/1/38	743,089	868,742
5.50% 5/1/44	7,665,107	8,993,143
6.00% 9/1/36	10,981	12,470
6.00% 8/1/38	30,274	34,168
6.00% 12/1/38	4,802	5,698
6.00% 6/1/41	1,520,254	1,825,869
6.00% 7/1/41	5,201,507	6,246,257
6.00% 1/1/42	1,312,757	1,565,923
6.50% 11/1/33	2,272	2,603
6.50% 2/1/36	29,716	35,231
6.50% 3/1/36	52,384	60,765
6.50% 6/1/36	52,199	62,060
6.50% 2/1/38	17,740	20,694
6.50% 11/1/38	3,719	4,367
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/50	24,952,000	25,915,934
2.00% 3/1/50	15,600,000	16,147,808
2.50% 1/1/50	27,650,000	29,142,633
2.50% 3/1/50	55,000,000	57,784,303
3.00% 1/1/50	145,800,000	152,736,041
3.00% 2/1/50	75,000,000	78,638,235
4.50% 1/1/50	6,100,000	6,610,516
2.50% 2/1/50	5,800,000	6,102,453
Freddie Mac ARM
3.625% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	14,003	14,037
3.93% (LIBOR12M + 2.18%, Cap 10.574%, Floor 2.18%) 5/1/37 •	121,513	129,974
Freddie Mac S.F. 20 yr
5.50% 10/1/23	7,104	7,927
5.50% 8/1/24	4,033	4,501
Freddie Mac S.F. 30 yr
3.00% 11/1/49	4,823,132	5,062,022
3.00% 12/1/49	1,177,616	1,245,636
3.00% 1/1/50	1,205,716	1,283,309
3.00% 12/1/50	257,644	278,619
3.50% 8/1/48	56,225	59,386
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.50% 9/1/48		3,400,244	$3,626,793
3.50% 11/1/48		7,893,353	8,624,581
4.00% 12/1/45		767,264	849,650
4.00% 7/1/47		360,313	387,023
4.00% 10/1/47		3,307,625	3,545,710
4.50% 8/1/48		1,901,513	2,086,012
4.50% 1/1/49		1,252,370	1,391,957
4.50% 3/1/49		473,221	516,669
4.50% 4/1/49		1,651,960	1,815,098
4.50% 8/1/49		3,141,982	3,486,503
5.50% 6/1/41		1,433,425	1,685,461
5.50% 9/1/41		2,224,659	2,614,809
6.50% 11/1/33		17,775	20,690
6.50% 1/1/35		49,457	59,513
7.00% 1/1/38		17,398	20,538

GNMA I S.F. 30 yr 3.00% 3/15/50		1,340,122	1,406,617
GNMA II S.F. 30 yr
5.50% 5/20/37		86,410	100,047
6.00% 4/20/34		3,393	3,808

GNMA S.F. 30 yr TBA 4.00% 1/20/50		6,000,000	6,396,695
Total Agency Mortgage-Backed Securities (cost $550,550,419)			557,425,794

Collateralized Debt Obligations — 2.15%
AMMC CLO 21 Series 2017-21A A 144A 1.464% (LIBOR03M + 1.25%) 11/2/30 #, •		2,400,000	2,396,993
Apex Credit CLO
Series 2017-1A A1 144A 1.685% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #, •		1,248,753	1,247,237
Series 2018-1A A2 144A 1.245% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,330,138

Arbor Realty CLO Series 2017-FL3 A 144A 1.149% (LIBOR01M + 0.99%) 12/15/27 #, •		249,769	248,921
Arbour CLO IV Series 4A A2R 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 1/15/30 #, •	EUR	2,600,000	3,169,102

4    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Ares European CLO XIV DAC Series 14A A 144A 1.12% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	$4,592,640
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.327% (LIBOR03M + 1.09%) 1/15/31 #, •		1,473,303	1,463,345
Atrium XII Series 12A AR 144A 1.046% (LIBOR03M + 0.83%) 4/22/27 #, •		2,388,052	2,379,712
BlueMountain CLO Series 2015-1A A1R 144A 1.554% (LIBOR03M + 1.33%) 4/13/27 #, •		98,741	98,621
Catamaran CLO Series 2013-1A AR 144A 1.067% (LIBOR03M + 0.85%) 1/27/28 #, •		2,780,424	2,764,037
CFIP CLO Series 2017-1A A 144A 1.438% (LIBOR03M + 1.22%) 1/18/30 #, •		2,300,000	2,301,320
Crown Point CLO 5 Series 2018-5A A 144A 1.158% (LIBOR03M + 0.94%) 7/17/28 #, •		355,804	353,871
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 1.174% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/29 #, •		3,600,000	3,582,673
Galaxy XXI CLO Series 2015-21A AR 144A 1.238% (LIBOR03M + 1.02%) 4/20/31 #, •		1,650,000	1,634,005
Jamestown CLO IV Series 2014-4A A1CR 144A 0.927% (LIBOR03M + 0.69%) 7/15/26 #, •		69,691	69,595
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Jamestown CLO VII Series 2015-7A A1R 144A 1.045% (LIBOR03M + 0.83%, Floor 0.83%) 7/25/27 #, •	366,753	$365,095
Man GLG US CLO Series 2018-1A A1R 144A 1.358% (LIBOR03M + 1.14%) 4/22/30 #, •	3,000,000	2,956,614
Marathon CLO V Series 2013-5A A1R 144A 1.083% (LIBOR03M + 0.87%) 11/21/27 #, •	817,555	810,734
Mariner CLO 5 Series 2018-5A A 144A 1.325% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	1,800,000	1,795,208
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.374% (LIBOR03M + 1.15%) 2/20/31 #, •	1,750,000	1,742,990
Midocean Credit CLO IX Series 2018-9A A1 144A 1.368% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	1,250,000	1,243,649
Monarch Grove CLO Series 2018-1A A1 144A 1.095% (LIBOR03M + 0.88%) 1/25/28 #, •	3,911,036	3,881,042
Mountain View CLO X Series 2015-10A AR 144A 1.044% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, •	1,588,407	1,575,625
OCP CLO
Series 2015-9A A1R 144A 1.037% (LIBOR03M + 0.80%) 7/15/27 #, •	820,134	816,613
Series 2015-10A A1R 144A 1.035% (LIBOR03M + 0.82%) 10/26/27 #, •	1,869,592	1,860,495

NQ-OPTFI [12/20] 2/21 (1513375)    5

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
OCP CLO
Series 2017-13A A1A 144A 1.497% (LIBOR03M + 1.26%) 7/15/30 #, •		1,000,000	$999,234

Palmer Square European Loan Funding DAC Series 2020-2A A 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 2/15/30 #, •	EUR	2,000,000	2,449,408
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.368% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •		1,000,000	992,736
TICP CLO I Series 2015-1A AR 144A 1.018% (LIBOR03M + 0.80%) 7/20/27 #, •		895,380	889,786
Venture 33 CLO Series 2018-33A A1L 144A 1.377% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/31 #, •		1,250,000	1,247,474
Venture 34 CLO Series 2018-34A A 144A 1.467% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •		2,500,000	2,494,803
Venture XVI CLO Series 2014-16A ARR 144A 1.087% (LIBOR03M + 0.85%, Floor 0.85%) 1/15/28 #, •		942,595	936,296
Venture XVII CLO Series 2014-17A ARR 144A 1.117% (LIBOR03M + 0.88%) 4/15/27 #, •		368,890	366,381
Venture XX CLO Series 2015-20A AR 144A 1.057% (LIBOR03M + 0.82%) 4/15/27 #, •		1,164,955	1,159,558
Voya CLO Series 2014-3A A1R 144A 0.935% (LIBOR03M + 0.72%) 7/25/26 #, •		183,627	183,078
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

WhiteHorse IX Series 2014-9A AR 144A 1.378% (LIBOR03M + 1.16%) 7/17/26 #, •		57,512	$57,430
Z Capital Credit Partners CLO Series 2015-1A A1R 144A 1.18% (LIBOR03M + 0.95%, Floor 0.95%) 7/16/27 #, •		1,765,055	1,754,980
Total Collateralized Debt Obligations (cost $59,027,956)			59,211,439

Corporate Bonds — 37.89%
Banking — 10.51%
Akbank T.A.S. 144A 6.80% 2/6/26 #		610,000	647,515
Banco Bilbao Vizcaya Argentaria
5.875% μ, ψ	EUR	400,000	512,421
8.875% μ, ψ	EUR	1,200,000	1,500,262

Banco Continental 144A 2.75% 12/10/25 #		915,000	912,712
Banco de Credito del Peru 144A 2.70% 1/11/25 #		525,000	548,762
Banco Mercantil del Norte 144A 8.375% #, μ, ψ		475,000	567,749
Banco Nacional de Panama 144A 2.50% 8/11/30 #		615,000	616,537
Banco Santander 6.25% μ, ψ	EUR	1,300,000	1,628,978
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ		280,000	307,825
Bancolombia 3.00% 1/29/25		550,000	572,523
Bangkok Bank
144A 3.733% 9/25/34 #, μ		350,000	365,100
144A 5.00% #, μ, ψ		480,000	503,064

Banistmo 144A 4.25% 7/31/27 #		785,000	844,346
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ		2,315,000	2,393,710

6    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
1.898% 7/23/31 μ		3,095,000	$3,127,917
1.922% 10/24/31 μ		1,130,000	1,145,281
2.625% 4/19/21		1,000,000	1,007,018
2.676% 6/19/41 μ		5,120,000	5,342,588
2.831% 10/24/51 μ		380,000	396,389
3.55% 3/5/24 μ		2,100,000	2,244,435
3.864% 7/23/24 μ		2,200,000	2,385,965
3.974% 2/7/30 μ		3,400,000	4,005,574
4.125% 1/22/24		200,000	222,159
4.30% μ, ψ		900,000	929,079

Bank of China 144A 5.00% 11/13/24 #		710,000	797,716
Bank of Georgia 144A 6.00% 7/26/23 #		890,000	945,625
Bank of New York Mellon 4.70% μ, ψ		2,560,000	2,829,568
Bank of Nova Scotia 1.875% 4/26/21		4,500,000	4,523,127
Barclays
1.601% (LIBOR03M + 1.38%) 5/16/24 •		1,800,000	1,824,688
3.375% 4/2/25 μ	EUR	500,000	674,453
4.61% 2/15/23 μ		700,000	730,857
4.972% 5/16/29 μ		3,000,000	3,599,596
5.20% 5/12/26		2,979,000	3,476,404
6.375% μ, ψ	GBP	500,000	740,501
7.125% μ, ψ	GBP	1,800,000	2,751,686

Barclays Bank 7.625% 11/21/22		439,000	488,507
BBVA Bancomer
144A 1.875% 9/18/25 #		425,000	429,781
144A 5.125% 1/18/33 #, μ		410,000	442,390
144A 6.75% 9/30/22 #		351,000	379,782
BBVA USA
2.875% 6/29/22		1,220,000	1,264,687
3.875% 4/10/25		1,145,000	1,284,501

BDO Unibank 2.125% 1/13/26		795,000	819,739
BNP Paribas
144A 3.052% 1/13/31 #, μ		2,600,000	2,839,072
144A 4.705% 1/10/25 #, μ		1,600,000	1,779,560
144A 7.375% #, μ, ψ		700,000	810,295
7.375% μ, ψ		500,000	578,782

CIT Group 4.125% 3/9/21		400,000	401,400
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Citigroup
3.20% 10/21/26	1,000,000	$1,118,121
4.00% μ, ψ	900,000	925,875
4.044% 6/1/24 μ	1,800,000	1,957,957
4.05% 7/30/22	150,000	158,663
4.075% 4/23/29 μ	3,400,000	3,988,663

Citizens Bank 2.55% 5/13/21	950,000	955,890
Citizens Financial Group 5.65% μ, ψ	1,080,000	1,215,216
Cooperatieve Rabobank
0.645% (LIBOR03M + 0.43%) 4/26/21 •	500,000	500,627
3.75% 7/21/26	1,350,000	1,526,889
4.375% 8/4/25	2,000,000	2,283,529
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	1,105,000	1,163,179
3.80% 6/9/23	2,300,000	2,478,373
144A 3.869% 1/12/29 #, μ	1,065,000	1,207,221
144A 4.194% 4/1/31 #, μ	1,545,000	1,818,455
144A 4.207% 6/12/24 #, μ	410,000	444,487
144A 4.50% #, μ, ψ	820,000	826,068
144A 5.25% #, μ, ψ	885,000	938,100
144A 6.25% #, μ, ψ	5,705,000	6,257,318
144A 6.375% #, μ, ψ	1,900,000	2,117,711

Credit Suisse Group Funding Guernsey 3.80% 9/15/22	3,350,000	3,539,288
DBS Group Holdings 144A 4.52% 12/11/28 #, μ	530,000	580,458
Deutsche Bank
2.129% 11/24/26 μ	700,000	716,247
2.222% 9/18/24 μ	1,415,000	1,456,519
3.547% 9/18/31 μ	4,135,000	4,493,438
3.961% 11/26/25 μ	5,700,000	6,233,754
4.25% 10/14/21	2,000,000	2,051,307
5.00% 2/14/22	3,100,000	3,242,125

Development Bank of Mongolia 144A 7.25% 10/23/23 #	710,000	762,248
Emirates NBD Bank 2.625% 2/18/25	495,000	522,473

NQ-OPTFI [12/20] 2/21 (1513375)    7

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
2.55% 5/5/27		1,201,000	$1,308,438
3.65% 1/25/24		790,000	861,967
3.95% 3/14/28		1,119,000	1,315,848

Fifth Third Bank 3.85% 3/15/26		835,000	947,178
Goldman Sachs Group
1.575% (LIBOR03M + 1.36%) 4/23/21 •		1,300,000	1,303,731
3.20% 2/23/23		2,200,000	2,325,134
4.223% 5/1/29 μ		4,700,000	5,577,104
HSBC Holdings
1.22% (LIBOR03M + 1.00%) 5/18/24 •		1,000,000	1,007,030
1.589% 5/24/27 μ		2,200,000	2,237,815
4.30% 3/8/26		200,000	230,505

ICICI Bank 144A 4.00% 3/18/26 #		535,000	584,546
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,467,033
7.00% μ, ψ	EUR	300,000	368,053
7.75% μ, ψ	EUR	200,000	293,501
JPMorgan Chase & Co.
1.115% (LIBOR03M + 0.90%) 4/25/23 •		1,000,000	1,009,751
2.522% 4/22/31 μ		1,605,000	1,726,352
3.109% 4/22/41 μ		670,000	750,040
3.109% 4/22/51 μ		1,005,000	1,119,043
3.22% 3/1/25 μ		500,000	539,917
4.005% 4/23/29 μ		900,000	1,057,203
4.023% 12/5/24 μ		4,730,000	5,212,491
4.60% μ, ψ		1,185,000	1,224,994
5.00% μ, ψ		1,650,000	1,737,269
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	317,064
2.858% 3/17/23 μ		2,900,000	2,981,262
3.50% 4/1/26 μ	EUR	200,000	278,103
Mitsubishi UFJ Financial Group
1.28% (LIBOR03M + 1.06%) 9/13/21 •		1,354,000	1,363,154
2.193% 2/25/25		1,700,000	1,797,461
2.559% 2/25/30		1,800,000	1,945,958
3.218% 3/7/22		500,000	517,067
Mizuho Financial Group
1.36% (LIBOR03M + 1.14%) 9/13/21 •		1,900,000	1,914,160
2.226% 5/25/26 μ		1,600,000	1,685,048
2.591% 5/25/31 μ		2,000,000	2,138,192
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.433% (LIBOR03M + 1.22%) 5/8/24 •		2,010,000	$2,049,459
1.794% 2/13/32 μ		90,000	90,585
2.188% 4/28/26 μ		3,705,000	3,915,830
2.50% 4/21/21		3,500,000	3,521,800
3.625% 1/20/27		4,000,000	4,593,266
5.00% 11/24/25		3,125,000	3,740,846
Nationwide Building Society
144A 3.766% 3/8/24 #, μ		800,000	852,171
144A 4.302% 3/8/29 #, μ		5,200,000	6,047,384
Natwest Group
1.691% (LIBOR03M + 1.47%) 5/15/23 •		1,000,000	1,011,305
3.498% 5/15/23 μ		500,000	519,214
4.80% 4/5/26		5,000,000	5,910,959
5.125% μ, ψ	GBP	500,000	716,655
8.625% μ, ψ		5,900,000	6,136,767
PNC Bank
2.70% 11/1/22		250,000	260,531
4.05% 7/26/28		2,400,000	2,844,548

PNC Financial Services Group 2.60% 7/23/26		2,845,000	3,124,934
Popular 6.125% 9/14/23		440,000	476,804
QNB Finance
2.625% 5/12/25		760,000	801,901
3.50% 3/28/24		625,000	671,786

Royal Bank of Canada 2.30% 3/22/21		2,300,000	2,310,451
Santander UK
3.40% 6/1/21		500,000	506,337
3.75% 11/15/21		200,000	205,864
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,610,057
7.375% μ, ψ	GBP	2,200,000	3,151,678

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		410,000	435,491
Societe Generale 144A 4.25% 4/14/25 #		3,600,000	3,967,344
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,665,108
1.91% (LIBOR03M + 1.68%) 3/9/21 •		2,300,000	2,306,522

8    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Truist Bank
2.25% 3/11/30		2,095,000	$2,199,454
2.636% 9/17/29 μ		5,182,000	5,484,358

Truist Financial 4.95% μ, ψ		1,465,000	1,615,177
UBS
5.125% 5/15/24		200,000	220,950
7.625% 8/17/22		500,000	553,562
UBS Group
144A 1.364% 1/30/27 #, μ		400,000	404,680
144A 2.004% (LIBOR03M + 1.78%) 4/14/21 #, •		400,000	401,871
144A 3.00% 4/15/21 #		2,400,000	2,418,593
144A 3.126% 8/13/30 #, μ		2,000,000	2,241,643
144A 4.125% 9/24/25 #		2,940,000	3,369,425
6.875% μ, ψ		2,445,000	2,474,083
7.125% μ, ψ		540,000	556,875
UniCredit
144A 4.129% (LIBOR03M + 3.90%) 1/14/22 #, •		2,200,000	2,262,377
7.50% μ, ψ	EUR	600,000	852,925
144A 7.83% 12/4/23 #		2,900,000	3,443,147
9.25% μ, ψ	EUR	200,000	268,610
US Bancorp
1.45% 5/12/25		1,565,000	1,625,520
3.375% 2/5/24		2,915,000	3,174,752
3.60% 9/11/24		1,275,000	1,410,752
3.95% 11/17/25		2,820,000	3,258,850

US Bank 3.40% 7/24/23		815,000	875,919
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •		480,000	472,800
Virgin Money UK
3.375% 4/24/26 μ	GBP	100,000	144,911
4.00% 9/25/26 μ	GBP	800,000	1,198,354
4.00% 9/3/27 μ	GBP	100,000	151,868
Wells Fargo & Co.
1.144% (LIBOR03M + 0.93%) 2/11/22 •		1,300,000	1,301,124
3.068% 4/30/41 μ		795,000	866,104
3.196% 6/17/27 μ		900,000	998,320
3.584% 5/22/28 μ		5,300,000	6,009,187

Woori Bank 144A 4.75% 4/30/24 #		600,000	668,917
			289,133,942
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 2.32%
AngloGold Ashanti Holdings 3.75% 10/1/30		595,000	$640,497
Avient 144A 5.75% 5/15/25 #		2,193,000	2,332,804
Braskem Netherlands Finance 4.50% 1/10/28		800,000	843,160
Chemours 7.00% 5/15/25		1,151,000	1,194,243
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #		2,770,000	3,025,851
144A 4.25% 7/17/42 #		200,000	234,570

CSN Inova Ventures 144A 6.75% 1/28/28 #		325,000	352,300
CSN Islands XII 144A 7.00% #, ψ		290,000	288,093
Equate Petrochemical 144A 4.25% 11/3/26 #		445,000	497,303
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	391,050
144A 7.50% 4/1/25 #		2,740,000	2,856,450
Freeport-McMoRan
4.125% 3/1/28		1,220,000	1,281,763
4.25% 3/1/30		1,221,000	1,316,775
4.625% 8/1/30		1,190,000	1,308,137
5.45% 3/15/43		1,670,000	2,082,256

Fresnillo 144A 4.25% 10/2/50 #		380,000	417,905
Georgia-Pacific
144A 1.75% 9/30/25 #		925,000	967,530
144A 2.10% 4/30/27 #		735,000	776,340
144A 2.30% 4/30/30 #		1,660,000	1,776,035
8.00% 1/15/24		2,242,000	2,737,563

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #		715,000	870,513
GUSAP III 144A 4.25% 1/21/30 #		2,120,000	2,369,121
Hudbay Minerals
144A 6.125% 4/1/29 #		210,000	226,800
144A 7.625% 1/15/25 #		1,031,000	1,072,884

Huntsman International 5.125% 11/15/22		1,000,000	1,069,403
ICL Group 144A 6.375% 5/31/38 #		1,400,000	1,855,000
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	593,798
Inversiones CMPC 144A 4.75% 9/15/24 #		560,000	621,076

NQ-OPTFI [12/20] 2/21 (1513375)    9

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

LYB International Finance III 2.875% 5/1/25	3,120,000	$3,403,215
Methanex 5.25% 12/15/29	2,515,000	2,730,272
Metinvest
144A 7.65% 10/1/27 #	336,000	368,760
144A 7.75% 4/23/23 #	200,000	214,322
144A 8.50% 4/23/26 #	200,000	225,500

Minera Mexico 144A 4.50% 1/26/50 #	770,000	892,438
Newmont
2.25% 10/1/30	2,615,000	2,755,244
2.80% 10/1/29	3,850,000	4,208,475

Nutrition & Biosciences 144A 3.268% 11/15/40 #	3,330,000	3,578,550
OCP
144A 4.50% 10/22/25 #	704,000	768,591
144A 6.875% 4/25/44 #	210,000	275,772
Olin
5.00% 2/1/30	1,840,000	1,963,860
5.625% 8/1/29	705,000	766,691

Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	380,000	398,856
Sasol Financing USA 5.875% 3/27/24	2,865,000	3,051,941
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	495,000	521,064
Syngenta Finance
144A 3.933% 4/23/21 #	825,000	830,585
144A 4.441% 4/24/23 #	470,000	493,519

Vale Overseas 3.75% 7/8/30	1,690,000	1,881,832
Vedanta Resources Finance II
144A 9.25% 4/23/26 #	510,000	387,600
144A 13.875% 1/21/24 #	235,000	248,718
		63,965,025
Brokerage — 0.31%
Banco BTG Pactual 144A 4.50% 1/10/25 #	525,000	561,756
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Charles Schwab
4.00% μ, ψ	820,000	$867,150
5.375% μ, ψ	2,495,000	2,785,044
Jefferies Group
4.15% 1/23/30	2,205,000	2,573,717
6.45% 6/8/27	331,000	420,061
6.50% 1/20/43	880,000	1,210,402
		8,418,130
Capital Goods — 1.46%
Aeropuertos Argentina 2000 PIK 144A 9.375% 2/1/27 #, *	709,798	617,524
ARD Finance PIK 144A 6.50% 6/30/27 #, >	1,170,000	1,250,437
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #, ^	580,605	447,356
Boeing 1.95% 2/1/24	2,000,000	2,060,626
Boise Cascade 144A 4.875% 7/1/30 #	1,828,000	1,982,237
Bombardier 144A 6.00% 10/15/22 #	310,000	305,087
Caterpillar 2.60% 4/9/30	25,000	27,577
Cemex 144A 7.375% 6/5/27 #	545,000	620,891
Covanta Holding 5.00% 9/1/30	590,000	632,001
Energizer Holdings 144A 4.375% 3/31/29 #	1,222,000	1,267,238
General Electric
3.45% 5/1/27	770,000	869,614
3.625% 5/1/30	1,310,000	1,498,161
4.35% 5/1/50	2,360,000	2,870,242

GFL Environmental 144A 3.75% 8/1/25 #	724,000	739,838
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	530,000	550,487
Heathrow Funding 144A 4.875% 7/15/23 #	200,000	204,184
HTA Group 144A 7.00% 12/18/25 #	755,000	816,835
Hutama Karya Persero 144A 3.75% 5/11/30 #	2,835,000	3,179,455
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	565,000	594,663
Klabin Austria 144A 7.00% 4/3/49 #	460,000	589,955

10    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
L3Harris Technologies
2.90% 12/15/29		1,435,000	$1,587,768
3.85% 6/15/23		725,000	783,506

Masco 5.95% 3/15/22		304,000	323,774
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #		2,960,000	3,022,722
Otis Worldwide
3.112% 2/15/40		1,173,000	1,278,196
3.362% 2/15/50		202,000	234,133

PowerTeam Services 144A 9.033% 12/4/25 #		1,680,000	1,873,385
Reynolds Group Issuer 144A 4.00% 10/15/27 #		2,730,000	2,801,662
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	1,108,750
Rutas 2 and 7 Finance 144A 3.241% 9/30/36 #, ^		610,000	460,550
Standard Industries
144A 3.375% 1/15/31 #		1,083,000	1,089,769
144A 5.00% 2/15/27 #		309,000	323,484
TransDigm
5.50% 11/15/27		1,175,000	1,237,040
144A 6.25% 3/15/26 #		748,000	797,559

WESCO Distribution 144A 7.25% 6/15/28 #		1,975,000	2,248,923
			40,295,629
Communications — 4.89%
Altice Financing 144A 5.00% 1/15/28 #		2,040,000	2,092,938
Altice France 144A 2.125% 2/15/25 #	EUR	1,900,000	2,244,770
Altice France Holding
144A 6.00% 2/15/28 #		1,550,000	1,572,607
144A 10.50% 5/15/27 #		1,980,000	2,226,262
Amazon.com
1.20% 6/3/27		620,000	633,222
1.50% 6/3/30		1,000,000	1,016,407
2.50% 6/3/50		660,000	684,834
3.15% 8/22/27		1,700,000	1,937,921
AT&T
144A 2.55% 12/1/33 #		2,673,185	2,754,729
3.10% 2/1/43		820,000	831,967
3.50% 6/1/41		2,224,000	2,401,267
144A 3.50% 9/15/53 #		890,000	890,049
3.65% 6/1/51		915,000	958,136

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

B2W Digital 144A 4.375% 12/20/30 #	740,000	$766,825
British Telecommunications 144A 3.25% 11/8/29 #	1,700,000	1,877,810
C&W Senior Financing 144A 7.50% 10/15/26 #	1,385,000	1,477,483
CCO Holdings
144A 4.50% 8/15/30 #	500,000	531,253
144A 5.00% 2/1/28 #	900,000	952,650
Charter Communications Operating
3.70% 4/1/51	2,675,000	2,783,058
4.464% 7/23/22	4,330,000	4,565,983
4.80% 3/1/50	835,000	997,970
4.908% 7/23/25	430,000	499,891
5.05% 3/30/29	7,005,000	8,519,047

Clear Channel Worldwide Holdings 9.25% 2/15/24	945,000	959,274
Comcast
3.20% 7/15/36	1,730,000	1,968,077
3.70% 4/15/24	2,970,000	3,268,631
3.75% 4/1/40	445,000	536,184

Connect Finco 144A 6.75% 10/1/26 #	1,740,000	1,876,712
CSC Holdings
144A 3.375% 2/15/31 #	975,000	957,937
144A 4.625% 12/1/30 #	890,000	930,170

Digicel Group 0.5 PIK 10.00% 4/1/24 *	339,979	305,131
Discovery Communications
4.125% 5/15/29	5,735,000	6,700,664
5.20% 9/20/47	4,180,000	5,445,348

Expedia Group 144A 7.00% 5/1/25 #	500,000	550,816
Fox 3.666% 1/25/22	900,000	931,715
Frontier Communications 144A 5.875% 10/15/27 #	1,220,000	1,321,412
Gray Television 144A 4.75% 10/15/30 #	380,000	386,413
JD.com 3.875% 4/29/26	525,000	587,809
Level 3 Financing 144A 3.625% 1/15/29 #	1,165,000	1,164,272
Meituan 144A 3.05% 10/28/30 #	785,000	816,871
Millicom International Cellular 144A 4.50% 4/27/31 #	410,000	443,313

NQ-OPTFI [12/20] 2/21 (1513375)    11

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Nexstar Broadcasting 144A 4.75% 11/1/28 #	2,035,000	$2,132,934
Ooredoo International Finance 144A 5.00% 10/19/25 #	270,000	315,480
Prosus 144A 3.832% 2/8/51 #	620,000	608,990
Sable International Finance 144A 5.75% 9/7/27 #	245,000	261,491
Sprint
7.25% 9/15/21	300,000	312,525
7.625% 3/1/26	200,000	248,542

Sprint Spectrum 144A 4.738% 3/20/25 #	1,465,000	1,591,305
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	395,000	421,366
Tencent Holdings
144A 1.134% (LIBOR03M + 0.91%) 4/11/24 #, •	200,000	199,943
144A 3.28% 4/11/24 #	645,000	687,672

Terrier Media Buyer 144A 8.875% 12/15/27 #	2,285,000	2,523,497
Time Warner Cable 7.30% 7/1/38	2,120,000	3,145,356
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,654,888
T-Mobile USA
144A 1.50% 2/15/26 #	2,915,000	2,990,047
144A 2.55% 2/15/31 #	550,000	578,226
144A 3.00% 2/15/41 #	1,400,000	1,454,033
144A 3.30% 2/15/51 #	1,500,000	1,546,057
144A 3.50% 4/15/25 #	895,000	989,852
144A 3.75% 4/15/27 #	1,255,000	1,430,449
144A 3.875% 4/15/30 #	4,540,000	5,263,040
6.50% 1/15/26	540,000	559,575

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	700,000	774,655
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	585,000	623,437
VEON Holdings 144A 4.00% 4/9/25 #	803,000	851,321
Verizon Communications
1.321% (LIBOR03M + 1.10%) 5/15/25 •	3,200,000	3,287,933
2.65% 11/20/40	330,000	333,756
4.00% 3/22/50	330,000	400,334
4.125% 3/16/27	1,500,000	1,769,527
4.50% 8/10/33	6,325,000	7,976,688
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
ViacomCBS
4.375% 3/15/43		2,945,000	$3,479,332
4.95% 1/15/31		2,415,000	3,027,995

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,885,000	1,930,504
Vodafone Group
4.25% 9/17/50		1,070,000	1,327,816
4.875% 6/19/49		4,385,000	5,862,601

Zayo Group Holdings 144A 6.125% 3/1/28 #		725,000	767,935
Ziggo Bond
144A 3.375% 2/28/30 #	EUR	500,000	616,246
144A 5.125% 2/28/30 #		300,000	316,965
			134,630,141
Consumer Cyclical — 2.51%
Allison Transmission 144A 5.875% 6/1/29 #		1,295,000	1,435,980
Aramark Services 144A 5.00% 2/1/28 #		1,200,000	1,266,000
BMW US Capital 144A 3.40% 8/13/21 #		300,000	305,660
Boyd Gaming 4.75% 12/1/27		2,420,000	2,518,760
Caesars Entertainment 144A 6.25% 7/1/25 #		1,420,000	1,514,082
Carnival 144A 7.625% 3/1/26 #		1,748,000	1,907,706
Daimler Finance North America
144A 0.644% (LIBOR03M + 0.43%) 2/12/21 #, •		1,400,000	1,400,482
144A 1.121% (LIBOR03M + 0.90%) 2/15/22 #, •		1,100,000	1,108,461
144A 2.00% 7/6/21 #		400,000	403,248
144A 2.20% 10/30/21 #		200,000	202,820
144A 2.875% 3/10/21 #		150,000	150,683
144A 3.40% 2/22/22 #		500,000	516,554
144A 3.75% 11/5/21 #		300,000	308,399

12    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
1.521% (LIBOR03M + 1.27%) 3/28/22 •	400,000	$393,229
2.77% (LIBOR03M + 2.55%) 1/7/21 •	1,900,000	1,899,833
3.20% 1/15/21	4,200,000	4,209,975
3.55% 10/7/22	1,500,000	1,532,813
4.542% 8/1/26	5,205,000	5,562,844
5.75% 2/1/21	700,000	703,063

Future Retail 144A 5.60% 1/22/25 #	565,000	478,131
General Motors
5.00% 10/1/28	939,000	1,117,619
5.40% 10/2/23	685,000	767,465
6.125% 10/1/25	685,000	831,407
General Motors Financial
1.08% (LIBOR03M + 0.85%) 4/9/21 •	500,000	500,319
5.20% 3/20/23	1,295,000	1,420,474
5.25% 3/1/26	2,570,000	3,031,793
5.70% μ, ψ	1,780,000	1,966,900

Harley-Davidson Financial Services 144A 2.85% 1/15/21 #	1,300,000	1,300,852
Hilton Domestic Operating
144A 4.00% 5/1/31 #	2,300,000	2,431,065
5.125% 5/1/26	1,000,000	1,035,000

Hyundai Capital America 144A 3.50% 11/2/26 #	515,000	569,581
JSM Global 144A 4.75% 10/20/30 #	1,445,000	1,557,905
Lowe's
3.00% 10/15/50	1,465,000	1,567,891
4.05% 5/3/47	470,000	588,383

Marriott International 3.50% 10/15/32	900,000	986,458
McDonald's 0.652% (LIBOR03M + 0.43%) 10/28/21 •	2,300,000	2,306,485
MGM China Holdings 144A 5.25% 6/18/25 #	570,000	594,054
MGM Resorts International 4.75% 10/15/28	1,215,000	1,304,600
Murphy Oil USA 5.625% 5/1/27	190,000	201,601
Nissan Motor 144A 3.043% 9/15/23 #	1,800,000	1,883,161
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Nissan Motor Acceptance
144A 2.80% 1/13/22 #	200,000	$203,445
144A 3.65% 9/21/21 #	300,000	305,301
144A 3.875% 9/21/23 #	3,000,000	3,203,293
Sands China
144A 3.80% 1/8/26 #	400,000	428,184
144A 4.375% 6/18/30 #	490,000	547,315
5.40% 8/8/28	1,800,000	2,112,696

Scientific Games International 144A 8.25% 3/15/26 #	1,890,000	2,039,886
Six Flags Entertainment 144A 4.875% 7/31/24 #	1,225,000	1,230,537
Toyota Industries 144A 3.11% 3/12/22 #	1,600,000	1,647,132
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	570,000	635,550
Volkswagen Group of America Finance
144A 1.098% (LIBOR03M + 0.86%) 9/24/21 #, •	1,500,000	1,507,697
144A 4.00% 11/12/21 #	500,000	515,409

Wolverine World Wide 144A 5.00% 9/1/26 #	400,000	409,250
Wynn Macau 144A 5.625% 8/26/28 #	440,000	461,969
		69,029,400
Consumer Non-Cyclical — 3.68%
AbbVie
2.85% 5/14/23	900,000	946,656
2.95% 11/21/26	2,650,000	2,933,690
3.20% 5/14/26	500,000	554,486
3.25% 10/1/22	300,000	312,590
3.45% 3/15/22	1,000,000	1,031,581
3.75% 11/14/23	1,200,000	1,309,079
4.05% 11/21/39	3,193,000	3,862,760

Amgen 2.20% 2/21/27	3,300,000	3,538,510
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	1,945,000	2,215,464
4.50% 6/1/50	2,240,000	2,823,498

Auna 144A 6.50% 11/20/25 #	690,000	733,401
Bacardi 144A 4.45% 5/15/25 #	500,000	558,613

NQ-OPTFI [12/20] 2/21 (1513375)    13

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

BAT Capital 2.259% 3/25/28	1,500,000	$1,558,424
BAT International Finance 1.668% 3/25/26	1,065,000	1,090,700
Bausch Health 144A 6.25% 2/15/29 #	3,257,000	3,542,606
Biogen 3.15% 5/1/50	3,195,000	3,316,312
Boston Scientific
3.375% 5/15/22	400,000	416,740
4.00% 3/1/29	3,300,000	3,889,983
Centene
3.375% 2/15/30	1,000,000	1,053,655
144A 5.375% 8/15/26 #	745,000	788,769

Cigna 3.20% 3/15/40	645,000	708,337
CVS Health
1.875% 2/28/31	320,000	324,005
3.35% 3/9/21	266,000	267,463
3.75% 4/1/30	780,000	908,331
4.30% 3/25/28	8,513,000	10,139,187
4.78% 3/25/38	1,030,000	1,301,306
5.05% 3/25/48	5,000	6,777

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	69,689	81,887
Danone 144A 2.589% 11/2/23 #	1,500,000	1,579,903
DP World 144A 5.625% 9/25/48 #	260,000	332,332
Encompass Health
4.50% 2/1/28	1,235,000	1,292,662
4.75% 2/1/30	559,000	599,773
5.75% 9/15/25	370,000	382,950

Equifax 1.091% (LIBOR03M + 0.87%) 8/15/21 •	700,000	702,237
Gartner 144A 3.75% 10/1/30 #	1,220,000	1,282,525
Gilead Sciences 4.15% 3/1/47	3,305,000	4,037,415
Global Payments
2.65% 2/15/25	1,839,000	1,970,125
2.90% 5/15/30	593,000	645,298
3.20% 8/15/29	3,380,000	3,755,763
HCA
4.125% 6/15/29	3,400,000	3,946,604
7.58% 9/15/25	30,000	36,300

IHS Markit 3.625% 5/1/24	600,000	655,407
Imperial Brands Finance 144A 3.75% 7/21/22 #	470,000	490,266
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

JBS Investments II 144A 5.75% 1/15/28 #		385,000	$412,676
JBS USA LUX 144A 5.75% 6/15/25 #		150,000	155,250
Kernel Holding 144A 6.50% 10/17/24 #		375,000	398,906
MHP 144A 7.75% 5/10/24 #		520,000	572,972
New York and Presbyterian Hospital 4.063% 8/1/56		690,000	904,698
Pernod Ricard 144A 4.25% 7/15/22 #		150,000	158,411
Pilgrim's Pride 144A 5.875% 9/30/27 #		1,909,000	2,072,907
Post Holdings
144A 4.625% 4/15/30 #		1,363,000	1,435,525
144A 5.75% 3/1/27 #		325,000	344,703
Prime Security Services Borrower
144A 5.75% 4/15/26 #		90,000	98,663
144A 6.25% 1/15/28 #		3,020,000	3,246,500

Primo Water Holdings 144A 5.50% 4/1/25 #		260,000	268,775
Rede D'or Finance 144A 4.50% 1/22/30 #		710,000	741,595
Regeneron Pharmaceuticals 1.75% 9/15/30		825,000	813,370
Royalty Pharma
144A 1.20% 9/2/25 #		1,020,000	1,036,528
144A 1.75% 9/2/27 #		680,000	700,257
Takeda Pharmaceutical
2.05% 3/31/30		1,315,000	1,346,349
3.025% 7/9/40		985,000	1,039,934
3.175% 7/9/50		985,000	1,049,901
Tenet Healthcare
5.125% 5/1/25		2,395,000	2,444,672
144A 6.125% 10/1/28 #		1,815,000	1,897,637

Teva Pharmaceutical Finance Netherlands II 1.125% 10/15/24	EUR	300,000	341,335
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		1,066,000	1,207,858
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		1,055,000	1,144,485

14    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

United Rentals North America 3.875% 2/15/31	1,675,000	$1,760,299
Universal Health Services 144A 5.00% 6/1/26 #	210,000	217,573
Viatris
144A 1.65% 6/22/25 #	320,000	331,035
144A 2.30% 6/22/27 #	265,000	282,424
144A 2.70% 6/22/30 #	1,940,000	2,059,146
144A 4.00% 6/22/50 #	450,000	515,584

Zimmer Biomet Holdings 3.15% 4/1/22	300,000	308,619
		101,232,957
Energy — 4.55%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	330,000	411,193
BP Capital Markets 4.875% μ, ψ	2,465,000	2,756,363
CNX Resources 144A 6.00% 1/15/29 #	2,785,000	2,858,413
Crestwood Midstream Partners 6.25% 4/1/23	410,000	411,794
Ecopetrol
5.375% 6/26/26	360,000	415,087
6.875% 4/29/30	325,000	420,062

Enable Midstream Partners 4.95% 5/15/28	700,000	724,020
Energy Transfer Operating
5.25% 4/15/29	2,105,000	2,458,259
5.50% 6/1/27	3,200,000	3,774,754
6.25% 4/15/49	4,420,000	5,346,448

Energy Transfer Partners 5.00% 10/1/22	1,500,000	1,592,512
EnfraGen Energia Sur 144A 5.375% 12/30/30 #	1,890,000	1,965,600
Enterprise Products Operating 3.20% 2/15/52	4,365,000	4,451,386
EQT 7.875% 2/1/25	1,100,000	1,254,159
Equinor 1.75% 1/22/26	655,000	688,234
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	1,385,000	1,409,259
144A 2.625% 3/31/36 #	2,075,000	2,157,911

Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	535,000	554,248
Geopark
144A 5.50% 1/17/27 #	645,000	646,619
144A 6.50% 9/21/24 #	200,000	208,000

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Greenko Solar Mauritius 144A 5.95% 7/29/26 #	540,000	$585,944
India Green Energy Holdings 144A 5.375% 4/29/24 #	525,000	556,262
Indika Energy Capital IV 144A 8.25% 10/22/25 #	395,000	428,169
KazMunayGas National JSC 144A 6.375% 10/24/48 #	121,000	174,355
KazTransGas JSC 144A 4.375% 9/26/27 #	2,256,000	2,599,927
Kinder Morgan Energy Partners 5.00% 10/1/21	620,000	633,499
Lukoil Securities 144A 3.875% 5/6/30 #	2,230,000	2,415,380
Marathon Oil 4.40% 7/15/27	7,615,000	8,466,636
MPLX
1.75% 3/1/26	685,000	709,261
2.65% 8/15/30	660,000	692,454
4.00% 3/15/28	320,000	368,250
4.125% 3/1/27	2,000,000	2,307,693
4.70% 4/15/48	720,000	855,259
5.50% 2/15/49	2,480,000	3,265,831

Murphy Oil 5.875% 12/1/27	2,587,000	2,550,627
Noble Energy 3.90% 11/15/24	565,000	630,502
NuStar Logistics
5.625% 4/28/27	205,000	218,800
6.375% 10/1/30	2,337,000	2,651,735

Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	224,830
Oleoducto Central 144A 4.00% 7/14/27 #	635,000	689,934
ONEOK
4.35% 3/15/29	1,500,000	1,701,536
7.50% 9/1/23	2,840,000	3,288,374

PDC Energy 5.75% 5/15/26	1,205,000	1,246,422
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	220,148
Petrobras Global Finance
5.093% 1/15/30	1,745,000	1,952,219
5.999% 1/27/28	3,500,000	4,101,212
6.75% 6/3/50	640,000	796,000
6.85% 6/5/15	1,700,000	2,123,130
7.25% 3/17/44	600,000	775,500

NQ-OPTFI [12/20] 2/21 (1513375)    15

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
5.95% 1/28/31	1,040,000	$1,039,220
6.49% 1/23/27	1,213,000	1,282,747
6.50% 1/23/29	934,000	967,166
6.75% 9/21/47	230,000	215,994
Petronas Capital
144A 3.50% 4/21/30 #	440,000	506,640
144A 4.55% 4/21/50 #	700,000	938,717
144A 4.80% 4/21/60 #	1,100,000	1,595,193

Pioneer Natural Resources 1.90% 8/15/30	1,790,000	1,774,447
Precision Drilling 144A 7.125% 1/15/26 #	75,000	65,517
PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	727,051
ReNew Power 144A 5.875% 3/5/27 #	200,000	212,620
Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	121,940	135,354
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,697,615
5.75% 5/15/24	8,496,000	9,716,275
6.25% 3/15/22	400,000	421,087
Saudi Arabian Oil
144A 1.625% 11/24/25 #	205,000	210,167
144A 3.50% 11/24/70 #	505,000	511,289
144A 4.25% 4/16/39 #	530,000	622,721

Schlumberger Holdings 144A 4.30% 5/1/29 #	2,125,000	2,484,887
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	450,000	467,653
Southwestern Energy 7.75% 10/1/27	2,050,000	2,217,229
Targa Resources Partners 5.375% 2/1/27	1,530,000	1,610,608
Tengizchevroil Finance Co International
144A 2.625% 8/15/25 #	2,421,000	2,523,399
144A 3.25% 8/15/30 #	890,000	944,267

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,505,000	8,037,001
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	340,404
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Tullow Oil 144A 7.00% 3/1/25 #		365,000	$244,550
UEP Penonome II 144A 6.50% 10/1/38 #		555,000	579,570
Woodside Finance
144A 3.70% 9/15/26 #		400,000	435,542
144A 4.60% 5/10/21 #		600,000	602,381

YPF 144A 8.50% 6/27/29 #		560,000	411,040
			125,272,561
Finance Companies — 1.46%
AerCap Ireland Capital DAC
3.50% 1/15/25		300,000	318,649
3.65% 7/21/27		2,700,000	2,943,023
4.45% 10/1/25		1,200,000	1,337,673
4.45% 4/3/26		150,000	168,467
4.50% 9/15/23		460,000	499,019
4.625% 7/1/22		1,100,000	1,157,831
4.625% 10/15/27		745,000	844,274
6.50% 7/15/25		1,350,000	1,614,823
Air Lease
2.875% 1/15/26		2,050,000	2,170,695
3.00% 2/1/30		2,850,000	2,928,828
3.375% 7/1/25		670,000	721,114
4.25% 2/1/24		900,000	977,136

Ally Financial 5.75% 11/20/25		2,390,000	2,784,337
Arabian Centres Sukuk 144A 5.375% 11/26/24 #		560,000	570,024
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		545,000	471,425
Aviation Capital Group
144A 3.875% 5/1/23 #		1,000,000	1,042,588
144A 6.75% 4/6/21 #		500,000	506,942
BOC Aviation
2.375% 9/15/21		600,000	603,660
144A 2.625% 9/17/30 #		580,000	587,273
3.00% 5/23/22		300,000	306,492

DAE Sukuk DIFC 144A 3.75% 2/15/26 #		787,000	810,610
GATX 0.945% (LIBOR03M + 0.72%) 11/5/21 •		2,100,000	2,105,093
GE Capital Funding 144A 3.45% 5/15/25 #		1,565,000	1,728,352
GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	565,711

16    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Goodman HK Finance 4.375% 6/19/24		1,095,000	$1,191,050
Kaisa Group Holdings 9.375% 6/30/24		630,000	612,281
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	4,896,458
OneMain Finance 6.125% 3/15/24		1,500,000	1,640,625
ORIX 3.20% 1/19/22		500,000	513,877
Park Aerospace Holdings
144A 3.625% 3/15/21 #		400,000	401,102
144A 5.25% 8/15/22 #		135,000	141,732

Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	1,134,618
Shimao Group Holdings 5.60% 7/15/26		790,000	866,656
SMBC Aviation Capital Finance DAC 144A 3.00% 7/15/22 #		400,000	410,752
Yuzhou Group Holdings 7.70% 2/20/25		510,000	546,977
			40,120,167
Insurance — 0.66%
AIA Group
144A 3.375% 4/7/30 #		375,000	421,766
144A 3.90% 4/6/28 #		1,000,000	1,138,067

Ambac Assurance 144A 5.10% #, ψ		29,743	41,268
Ambac LSNI 144A 6.00% (LIBOR03M + 5.00%) 2/12/23 #, •		108,935	108,527
AssuredPartners 144A 7.00% 8/15/25 #		978,000	1,016,695
Athene Global Funding 144A 1.468% (LIBOR03M + 1.23%) 7/1/22 #, •		700,000	705,407
Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,670,561
Brighthouse Financial 5.625% 5/15/30		850,000	1,050,729
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	1,120,440
GTCR AP Finance 144A 8.00% 5/15/27 #		417,000	453,884
HUB International 144A 7.00% 5/1/26 #		1,300,000	1,360,833
MetLife
3.85% μ, ψ		1,520,000	1,607,400
144A 9.25% 4/8/38 #		1,100,000	1,677,671
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Prudential Financial
3.70% 3/13/51		1,660,000	$2,014,246
5.375% 5/15/45 μ		1,405,000	1,530,957

USI 144A 6.875% 5/1/25 #		1,163,000	1,195,698
			18,114,149
Real Estate Investment Trusts — 0.94%
American Tower
1.875% 10/15/30		1,725,000	1,741,307
3.00% 6/15/23		600,000	635,906
3.375% 5/15/24		500,000	544,142

American Tower Trust #1 144A 3.07% 3/15/23 #		1,285,000	1,312,422
Corporate Office Properties 5.25% 2/15/24		282,000	311,893
Crown Castle International
3.80% 2/15/28		2,115,000	2,439,587
4.30% 2/15/29		2,745,000	3,260,849
5.25% 1/15/23		1,505,000	1,647,243

CubeSmart 3.00% 2/15/30		1,735,000	1,899,169
CyrusOne 1.45% 1/22/27	EUR	1,400,000	1,733,325
EPR Properties 4.50% 6/1/27		1,700,000	1,702,643
Equinix 5.375% 5/15/27		350,000	381,612
GLP Capital 4.00% 1/15/30		2,600,000	2,829,151
Iron Mountain
144A 4.50% 2/15/31 #		850,000	891,437
144A 5.25% 7/15/30 #		1,780,000	1,924,625

MGM Growth Properties Operating Partnership 5.75% 2/1/27		145,000	162,898
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	2,375,048
			25,793,257
Technology — 0.88%
Black Knight InfoServ 144A 3.625% 9/1/28 #		1,145,000	1,173,625
Broadcom
2.65% 1/15/23		1,300,000	1,352,874
3.459% 9/15/26		2,353,000	2,613,462
4.11% 9/15/28		1,052,000	1,205,435

CommScope Technologies 144A 5.00% 3/15/27 #		1,798,000	1,783,391
Dell International
144A 5.45% 6/15/23 #		600,000	663,790
144A 6.02% 6/15/26 #		400,000	488,625

NQ-OPTFI [12/20] 2/21 (1513375)    17

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Fiserv 3.50% 7/1/29	3,500,000	$4,001,815
Microchip Technology 144A 4.25% 9/1/25 #	850,000	899,471
NXP
144A 2.70% 5/1/25 #	180,000	193,852
144A 3.40% 5/1/30 #	350,000	397,481
144A 3.875% 6/18/26 #	3,250,000	3,726,000
144A 4.30% 6/18/29 #	142,000	169,458
144A 4.625% 6/1/23 #	1,000,000	1,093,572
144A 4.875% 3/1/24 #	3,280,000	3,700,667

Xilinx 2.375% 6/1/30	825,000	867,012
		24,330,530
Transportation — 1.15%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	855,000	344,138
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ♦	175,445	174,875
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	872,328	820,881
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ♦	1,068,413	1,049,851
Ashtead Capital 144A 5.25% 8/1/26 #	400,000	424,500
Azul Investments 144A 5.875% 10/26/24 #	830,000	777,718
Delta Air Lines
3.625% 3/15/22	500,000	514,532
144A 7.00% 5/1/25 #	5,800,000	6,700,255
7.375% 1/15/26	1,734,000	1,982,016

Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ♦	183,258	187,933
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 #, ♦	533,320	504,725
ERAC USA Finance
144A 2.70% 11/1/23 #	300,000	316,756
144A 4.50% 8/16/21 #	200,000	205,110

Kansas City Southern 3.00% 5/15/23	500,000	521,186
Latam Airlines 2015-1 Pass Through Trust Class A 4.20% 11/15/27 ♦	382,585	357,717
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	695,000	$772,093
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,375,000	3,634,453
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	1,120,710
144A 4.45% 1/29/26 #	2,100,000	2,433,510
144A 4.875% 7/11/22 #	300,000	320,011
Southwest Airlines
5.125% 6/15/27	2,425,000	2,886,878
5.25% 5/4/25	2,380,000	2,758,042

Union Pacific 3.25% 2/5/50	765,000	872,143
United Airlines 2020-1 Class A Pass Through Trust 5.875% 10/15/27 ♦	1,500,000	1,624,825
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ♦	368,368	329,590
		31,634,448
Utilities — 2.57%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	475,000	505,025
AEP Texas 2.40% 10/1/22	200,000	206,412
AES Gener 144A 7.125% 3/26/79 #, μ	605,000	673,062
American Transmission Systems 144A 5.25% 1/15/22 #	1,955,000	2,038,080
Calpine
144A 4.50% 2/15/28 #	453,000	471,799
144A 5.00% 2/1/31 #	1,535,000	1,606,377
144A 5.125% 3/15/28 #	454,000	478,237
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #	200,000	207,752
144A 4.625% 2/4/30 #	565,000	600,318

Cikarang Listrindo 144A 4.95% 9/14/26 #	540,000	564,300
CLP Power Hong Kong Financing 2.875% 4/26/23	240,000	250,908
Comision Federal de Electricidad 144A 4.75% 2/23/27 #	1,259,000	1,433,447
Duke Energy 4.875% μ, ψ	2,330,000	2,528,819

18    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Duke Energy Indiana 3.25% 10/1/49	1,265,000	$1,432,762
Enel Finance International 144A 2.875% 5/25/22 #	1,100,000	1,135,305
Engie Energia Chile 144A 4.50% 1/29/25 #	515,000	572,075
ENN Energy Holdings 144A 2.625% 9/17/30 #	605,000	608,823
Entergy 4.00% 7/15/22	300,000	314,643
Entergy Arkansas
3.75% 2/15/21	200,000	200,478
4.20% 4/1/49	870,000	1,126,362

Entergy Louisiana 4.95% 1/15/45	235,000	259,432
Entergy Mississippi 3.85% 6/1/49	1,805,000	2,196,717
Entergy Texas 3.55% 9/30/49	700,000	809,782
Essential Utilities
2.704% 4/15/30	695,000	754,007
3.351% 4/15/50	675,000	750,784

Evergy 4.85% 6/1/21	225,000	226,544
Evergy Kansas Central 3.45% 4/15/50	1,185,000	1,399,269
Exelon 2.45% 4/15/21	200,000	200,792
FirstEnergy 2.85% 7/15/22	200,000	203,366
FirstEnergy Transmission 144A 4.55% 4/1/49 #	875,000	1,021,897
Grupo Energia Bogota 144A 4.875% 5/15/30 #	2,677,000	3,155,514
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	225,000	240,707
144A 4.875% 1/14/48 #	595,000	665,237

Israel Electric 144A 5.00% 11/12/24 #	532,000	602,333
Kallpa Generacion 144A 4.125% 8/16/27 #	870,000	938,730
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	3,466,882
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	995,000	1,047,500
National Rural Utilities Cooperative Finance 4.75% 4/30/43 μ	315,000	332,073
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

NextEra Energy Capital Holdings 2.403% 9/1/21	1,700,000	$1,723,588
NiSource 5.65% μ, ψ	875,000	900,156
Pacific Gas and Electric
1.60% (LIBOR03M + 1.375%) 11/15/21 •	2,200,000	2,201,490
2.10% 8/1/27	1,895,000	1,925,829
2.50% 2/1/31	735,000	736,857
3.30% 3/15/27	700,000	750,028
3.30% 8/1/40	1,796,000	1,794,673
3.50% 6/15/25	400,000	432,927
3.50% 8/1/50	1,100,000	1,095,734
4.50% 7/1/40	1,100,000	1,229,472

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	731,444
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	332,568
144A 5.25% 5/15/47 #	185,000	219,557

PG&E 5.25% 7/1/30	2,970,000	3,270,712
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	715,000	779,884
Sempra Energy
0.667% (LIBOR03M + 0.45%) 3/15/21 •	2,050,000	2,051,357
4.875% μ, ψ	1,055,000	1,130,169
Southern California Edison
3.65% 2/1/50	1,525,000	1,733,793
4.00% 4/1/47	880,000	1,033,692
4.875% 3/1/49	2,330,000	3,077,525

Southwestern Electric Power 4.10% 9/15/28	4,590,000	5,398,678
Systems Energy Resources 2.14% 12/9/25	800,000	802,073
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	165,000	180,358
Vistra Operations 144A 5.50% 9/1/26 #	1,784,000	1,861,515
		70,620,629
Total Corporate Bonds (cost $962,503,261)		1,042,590,965

NQ-OPTFI [12/20] 2/21 (1513375)    19

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds — 0.65%
American Municipal Power, Ohio (Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	$2,820,150
California State Various Purposes (High-Speed Passenger Train Bonds) Series C 0.924% (LIBOR01M + 0.78%) 4/1/47 •	1,250,000	1,249,812
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899%12/1/40	1,800,000	2,605,158
(Retiree Health Care Funding) Series B 6.899%12/1/40	1,800,000	2,605,158

Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,767,000	2,735,033
New Jersey Transportation Trust Fund Authority (Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,891,925
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	962,927
New York State Urban Development (Build America Bonds) Series E 5.77% 3/15/39	800,000	1,029,544
Oregon State Taxable Pension 5.892% 6/1/27	30,000	37,652
	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pennsylvania Higher Education Assistance Agency Revenue (Student Loans) Series 2006-2 A-3 0.345% (LIBOR03M + 0.13%) 10/25/36 •	392,230	$386,911
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	145,000	194,062
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds) Series A 1.82%6/1/26	250,000	250,663
(Class 1 Senior Current Interest Bonds) Series A 2.351%6/1/28	300,000	302,532
(Class 1 Senior Current Interest Bonds) Series A 2.551%6/1/29	300,000	301,614
(Class 1 Senior Current Interest Bonds) Series A 2.951%6/1/31	500,000	502,695
Total Municipal Bonds (cost $15,497,148)		17,875,836

Non-Agency Asset-Backed Securities — 2.42%
ABFC Trust Series 2006-HE1 A2D 0.368% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	316,084	224,543
Argent Securities Trust
Series 2006-M1 A2C 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 7/25/36 •	1,201,860	510,752
Series 2006-W4 A2C 0.468% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 •	630,607	236,172
Bear Stearns Asset-Backed Securities I Trust
Series 2005-FR1 M2 1.153% (LIBOR01M + 1.005%, Floor 1.005%) 6/25/35 •	1,551,099	1,531,103
Series 2007-HE2 1A2 0.318% (LIBOR01M + 0.17%, Floor 0.17%) 3/25/37 •	24,175	114,727

20    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.164% 10/25/36 •	127,824	$87,979
Bear Stearns Second Lien Trust Series 2007-SV1A M2 144A 1.498% (LIBOR01M + 1.35%, Cap 11.00%, Floor 1.35%) 1/25/36 #, •	195,494	195,143
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	397	409
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 1.648% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	3,586,781
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.083% 11/25/36 •	645,914	667,230
CNH Equipment Trust Series 2019-B A2 2.55% 9/15/22	334,460	334,981
Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.548% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 •	39,915	38,241
Series 2006-1 AF6 4.591% 7/25/36 •	112,092	114,095
Series 2006-26 2A4 0.368% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	1,791,041	1,723,507
Series 2007-6 2A4 0.458% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	922,908	716,253
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 2.098% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 •	4,200,000	4,235,411
Series 2006-11 1AF6 6.15% 9/25/46 •	94,019	96,503
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust
Series 2006-17 2A2 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 •	1,169,140	$1,147,302

Discover Card Execution Note Trust Series 2019-A1 A1 3.04% 7/15/24	400,000	411,826
EquiFirst Mortgage Loan Trust Series 2004-2 M7 3.148% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 •	662,361	677,764
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 0.468% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 •	699,719	678,766
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	840,000	923,048
Fremont Home Loan Trust Series 2004-B M1 1.018% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 •	2,389,253	2,338,938
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 8/25/36 •	1,948,073	1,216,742
GSAMP Trust
Series 2006-FM3 A2D 0.378% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	935,092	588,338
Series 2007-SEA1 A 144A 0.448% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	719,280	695,152

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	488,750	521,188
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	431,195	433,005

NQ-OPTFI [12/20] 2/21 (1513375)    21

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	1,229,375	$1,156,055
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 0.388% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,306,914	994,752
HSI Asset Securitization Trust Series 2006-HE1 2A1 0.198% (LIBOR01M + 0.05%, Floor 0.05%) 10/25/36 •	25,310	13,493
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	300,000	300,094
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 0.388% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	479,502	471,319
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 0.748% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 •	2,846,314	2,471,186
Series 2006-7 1A 0.303% (LIBOR01M + 0.155%, Floor 0.155%) 8/25/36 •	2,749,588	1,810,386
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	114,122	114,352
Series 2020-A A2 1.82% 3/15/22	278,182	279,090
Mercedes-Benz Master Owner Trust
Series 2019-AA A 144A 0.509% (LIBOR01M + 0.35%) 5/15/23 #, •	2,825,000	2,827,896
Series 2019-BA A 144A 2.61% 5/15/24 #	500,000	516,553
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	4,467,610	$3,276,795
Series 2007-HE5 A2D 0.488% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	3,243,982	1,705,715

New Century Home Equity Loan Trust Series 2005-1 M2 0.868% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 •	233,599	225,168
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	757,402	760,939
Option One Mortgage Loan Trust
Series 2005-1 M1 0.928% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 •	1,723,385	1,698,241
Series 2007-4 2A4 0.458% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	5,841,519	4,106,486

PFS Financing Series 2020-G A 144A 0.97% 2/15/26 #	2,000,000	2,010,489
RAAC Trust Series 2005-SP2 2A 0.748% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 •	288,511	254,943
RAMP Trust Series 2007-RZ1 A2 0.308% (LIBOR01M + 0.16%, Cap 14.00%, Floor 0.16%) 2/25/37 •	35,830	35,787
Sofi Consumer Loan Program Series 2017-3 A 144A 2.77% 5/25/26 #	73,756	73,972
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	186,578	192,888

22    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Soundview Home Loan Trust Series 2006-OPT1 2A4 0.418% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	240,471	$234,419
Structured Asset Investment Loan Trust Series 2003-BC2 M1 1.528% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 •	15,778	15,648
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 0.418% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	1,338,407	1,247,900
Series 2006-BC2 A1 0.303% (LIBOR01M + 0.155%, Floor 0.155%) 9/25/36 •	3,890,933	3,087,858

Tesla Auto Lease Trust Series 2019-A A2 144A 2.13% 4/20/22 #	404,778	408,503
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	667,202	683,819
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	83,582	85,444
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	662,832
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	169,595	176,254
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	9,704,678	10,243,763

Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	465,600	479,959
Total Non-Agency Asset-Backed Securities (cost $64,929,121)		66,668,897

Non-Agency Collateralized Mortgage Obligations — 1.94%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	976,369	750,875
ARM Mortgage Trust
Series 2004-5 3A1 2.161% 4/25/35 •	31,253	31,210
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
ARM Mortgage Trust
Series 2005-10 3A31 2.746% 1/25/36 •	107,169	$103,599
Series 2006-2 1A4 3.901% 5/25/36 •	466,094	447,225
Banc of America Funding Trust
Series 2005-E 7A1 1.933% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 •	88,416	76,019
Series 2006-I 1A1 2.708% 12/20/36 •	142,052	144,397

Banc of America Mortgage Trust Series 2003-D 2A1 4.339% 5/25/33 •	93,132	94,006
Bear Stearns ARM Trust Series 2003-5 2A1 2.929% 8/25/33 •	23,264	23,200
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	346,354	355,744
Chase Mortgage Finance Trust Series 2005-A1 3A1 3.054% 12/25/35 •	55,849	54,170
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	826,793	581,012
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.548% (LIBOR01M + 2.40%) 4/25/31 #, •	547,089	546,662
Series 2019-R01 2M2 144A 2.598% (LIBOR01M + 2.45%) 7/25/31 #, •	311,336	311,138
Series 2019-R02 1M2 144A 2.448% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	1,878,729	1,876,338
Series 2019-R07 1M2 144A 2.248% (LIBOR01M + 2.10%) 10/25/39 #, •	2,692,507	2,683,633

NQ-OPTFI [12/20] 2/21 (1513375)    23

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2020-R01 1M2 144A 2.198% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	2,500,000	$2,486,752
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	810,116	734,502
Series 2007-1 5A14 6.00% 2/25/37	200,542	178,402
Series 2007-3 4A6 0.398% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	151,481	126,078
Series 2007-3 4A12 6.602% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	151,481	40,001
Series 2007-3 4A15 5.50% 4/25/37	67,262	67,239

Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	100,982	101,741
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	25,084	25,058
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #, •	480,672	489,717
GSR Mortgage Loan Trust Series 2007-AR1 2A1 2.922% 3/25/47 •	510,140	411,911
Holmes Master Issuer Series 2018-2A A2 144A 0.657% (LIBOR03M + 0.42%) 10/15/54 #, •	588,109	588,033
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 0.328% (LIBOR01M + 0.18%, Cap 11.50%, Floor 0.18%) 6/25/37 •	3,868,923	2,679,654
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.244% 10/25/36 •		275,613	$247,264
Series 2006-A7 2A2 3.116% 1/25/37 •		58,026	53,816
Series 2007-A1 6A1 3.391% 7/25/35 •		67,762	68,140
Series 2014-2 B1 144A 3.398% 6/25/29 #, •		42,674	43,762
Series 2014-2 B2 144A 3.398% 6/25/29 #, •		42,674	43,589
Series 2015-4 B1 144A 3.61% 6/25/45 #, •		686,232	713,339
Series 2015-4 B2 144A 3.61% 6/25/45 #, •		293,296	303,121
Series 2015-5 B2 144A 2.546% 5/25/45 #, •		557,556	570,885
Series 2015-6 B1 144A 3.56% 10/25/45 #, •		301,420	312,058
Series 2015-6 B2 144A 3.56% 10/25/45 #, •		293,274	302,014
Series 2016-4 B1 144A 3.859% 10/25/46 #, •		216,679	228,201
Series 2016-4 B2 144A 3.859% 10/25/46 #, •		384,834	402,705
Series 2017-1 B3 144A 3.513% 1/25/47 #, •		912,130	933,634
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		149,073	152,247
Series 2020-1 A4 144A 3.50% 6/25/50 #, •		537,398	545,802
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		625,941	646,693
Series 2020-5 A3 144A 3.00% 12/25/50 #, •		3,231,235	3,322,492
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		1,358,962	1,399,041

Lanark Master Issuer Series 2019-1A 1A1 144A 1.026% (LIBOR03M + 0.77%) 12/22/69 #, •		506,667	507,177
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,388,258	757,997
Ludgate Funding
Series 2006-1X A2A 0.232% (BP0003M + 0.19%) 12/1/60 •	GBP	1,320,057	1,734,212

24    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Ludgate Funding
Series 2008-W1X A1 0.627% (BP0003M + 0.60%) 1/1/61 •	GBP	553,357	$738,487

Mansard Mortgages Series 2007-1X A2 0.226% (BP0003M + 0.18%) 4/15/47 •	GBP	612,404	801,559
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,355	1,395
Series 2004-5 6A1 7.00% 6/25/34		20,617	21,527

MASTR ARM Trust Series 2004-4 4A1 3.089% 5/25/34 •		46,597	48,676
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 2.996% 2/25/34 •		2,768	2,793
Morgan Stanley Residential Mortgage Loan Trust Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		1,000,000	1,030,295
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		267,071	282,856
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		5,116,972	5,379,023
RALI Series Trust
Series 2007-QA5 2A1 5.775% 9/25/37 •		2,761,191	2,338,805
Series 2007-QH8 A 1.641% 10/25/37 •		1,692,294	1,579,130

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 0.488% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		800,427	765,313
Sequoia Mortgage Trust
Series 2004-5 A3 0.985% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •		117,666	113,986
Series 2007-1 4A1 3.116% 9/20/46 •		349,632	270,960
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.868% 1/25/45 #, •	263,793	$270,209
Series 2017-5 B2 144A 3.821% 8/25/47 #, •	3,051,348	3,215,307
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •	223,714	229,209
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	961,746	1,001,944

Structured ARM Loan Trust Series 2006-1 7A4 3.749% 2/25/36 •	220,706	209,326
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 0.652% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 •	224,062	213,823
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 2.748% 12/25/35 ♦, •	251,985	249,433
Series 2007-HY1 3A3 3.675% 2/25/37 ♦, •	170,454	164,325
Series 2007-HY7 4A1 3.299% 7/25/37 ♦, •	336,204	329,624

Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	6	0
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.006% 4/25/36 •	18,101	17,629
Series 2006-AR11 A6 3.169% 8/25/36 •	174,243	170,275
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	425,064	437,966
Series 2020-3 A1 144A 3.00% 6/25/50 #, •	3,275,923	3,373,176
Series 2020-4 A1 144A 3.00% 7/25/50 #, •	859,819	886,255
Total Non-Agency Collateralized Mortgage Obligations (cost $54,298,321)		53,439,811

NQ-OPTFI [12/20] 2/21 (1513375)    25

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 4.23%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	1,430,000	$1,619,177
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	675,956
Series 2017-BNK7 A5 3.435% 9/15/60	1,110,000	1,262,813
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	8,939,578
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	2,323,685
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,310,000	2,661,597
Series 2020-B17 A5 2.289% 3/15/53	2,000,000	2,128,382
Series 2020-B20 A5 2.034% 10/15/53	9,100,000	9,468,646
Series 2020-B21 A5 1.978% 12/17/53	650,000	671,493
Series 2020-B22 A5 1.973% 1/15/54	650,000	671,607
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,731,394
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	4,399,501
Series 2019-CF3 A4 3.006% 1/15/53	800,000	892,596
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	479,784
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	9,704,411

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,515,433
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	860,229
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,517,932
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,445,673
Series 2017-C4 A4 3.471% 10/12/50	635,000	721,770
Series 2019-C7 A4 3.102% 12/15/72	1,450,000	1,635,860
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	$1,161,967
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,411,575
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	652,163
Series 2015-CR23 A4 3.497% 5/10/48	780,000	865,721
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,638,735
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	900,000	995,672
Series 2016-C3 A5 2.89% 8/10/49	945,000	1,031,935

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.565% 11/10/46 #, •	600,000	601,480
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	375,000	343,279
Series 2015-GC32 A4 3.764% 7/10/48	1,000,000	1,120,693
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,458,728
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	2,180,996
Series 2018-GS9 A4 3.992% 3/10/51 •	570,000	667,444
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,441,053
Series 2019-GC42 A4 3.001% 9/1/52	5,000,000	5,580,715
Series 2020-GC47 A5 2.377% 5/12/53	716,000	767,483
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	8,967,272	10,062,099
Series 2015-C33 A4 3.77% 12/15/48	570,000	645,791
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,804,972
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,184,663

26    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	$2,707,426
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	351,387
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,332,223
Series 2016-WIKI A 144A 2.798% 10/5/31 #	705,000	702,064
Series 2016-WIKI B 144A 3.201% 10/5/31 #	690,000	682,273

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.492% 9/15/39 •	421,300	243,301
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	1,065,722
Series 2015-C27 ASB 3.557% 12/15/47	2,158,974	2,292,759
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,599,570
Morgan Stanley Capital I Trust
Series 2014-CPT AM 144A 3.402% 7/13/29 #, •	2,200,000	2,216,213
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	1,115,016

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	480,000	481,207
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	301,754
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	570,999
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,318,998
Series 2017-C38 A5 3.453% 7/15/50	905,000	1,026,598
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	$2,395,385
Total Non-Agency Commercial Mortgage-Backed Securities (cost $109,086,529)		116,347,576

Loan Agreements — 2.84%
Acrisure Tranche B 3.647% (LIBOR01M + 3.50%) 2/15/27 •	412,418	406,128
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR03M + 5.25%) 10/28/27 •	1,385,000	1,383,269
American Airlines Tranche B 2.159% (LIBOR01M + 2.00%) 12/14/23 •	519,013	469,647
Applied Systems 1st Lien 4.00% (LIBOR03M + 3.00%) 9/19/24 •	847,433	848,492
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,708,922	1,722,807
Aramark Services Tranche B-3 1.895% (LIBOR01M + 1.75%) 3/11/25 •	359,075	355,484
Array Technologies 5.00% (LIBOR03M + 4.00%) 10/14/27 •	208,000	204,620
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	355,000	355,000
Aruba Investments Holdings 2nd Lien TBD 11/24/28 X	355,000	358,550
AssuredPartners 3.647% (LIBOR01M + 3.50%) 2/12/27 •	947,863	935,620
AthenaHealth Tranche B 1st Lien 4.648% (LIBOR01M + 4.50%) 2/11/26 •	397,913	398,576
Avantor Tranche B-4 3.50% (LIBOR01M + 2.50%) 11/8/27 •	835,000	837,088
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/24/26 •	79,000	69,323

NQ-OPTFI [12/20] 2/21 (1513375)    27

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Bausch Health 3.148% (LIBOR01M + 3.00%) 6/2/25 •	268,192	$267,480
Berry Global Tranche W 2.149% (LIBOR01M + 2.00%) 10/1/22 •	556,380	556,594
Berry Global Tranche Y 2.149% (LIBOR01M + 2.00%) 7/1/26 •	691,470	689,309
Blue Ribbon 1st Lien 5.00% (LIBOR02M + 4.00%) 11/15/21 •	370,723	351,878
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	381,782	381,019
Buckeye Partners 2.897% (LIBOR01M + 2.75%) 11/1/26 •	526,395	526,505
BWay Holding 3.48% (LIBOR03M + 3.25%) 4/3/24 •	155,186	150,530
Caesars Resort Collection Tranche B-1 4.647% (LIBOR03M + 4.50%) 7/21/25 •	593,512	595,330
Calpine
2.40% (LIBOR01M + 2.25%) 4/5/26 •	246,250	244,865
2.65% (LIBOR01M + 2.50%) 12/2/27 •	258,825	257,725

Camelot US Acquisition I 4.00% (LIBOR01M + 3.00%) 10/30/26 •	650,000	649,865
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	497,500	515,410
CenturyLink Tranche B TBD 3/15/27 X	1,000,000	989,792
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	182,893	182,296
Charter Communications Operating Tranche B2 1.90% (LIBOR01M + 1.75%) 2/1/27 •	484,853	483,001
Chemours Tranche B-2 1.90% (LIBOR01M + 1.75%) 4/3/25 •	892,012	877,740
CityCenter Holdings 2.397% (LIBOR01M + 2.25%) 4/18/24 •	905,332	895,572
	Principal amount°	Value (US $)

Loan Agreements (continued)

Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	644,132	$647,756
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	539,699	538,800
CSC Holdings
2.409% (LIBOR01M + 2.25%) 7/17/25 •	313,625	310,162
2.659% (LIBOR01M + 2.50%) 4/15/27 •	289,128	287,393

DaVita Tranche B-1 1.897% (LIBOR01M + 1.75%) 8/12/26 •	798,908	793,470
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	656,884	655,652
Ensemble RCM 3.964% (LIBOR03M + 3.75%) 8/3/26 •	363,400	363,445
Epicor Software Tranche B 5.25% (LIBOR01M + 4.25%) 7/30/27 •	1,331,662	1,341,234
ESH Hospitality 2.147% (LIBOR01M + 2.00%) 9/18/26 •	460,764	456,084
ExamWorks Group Tranche B-1 4.25% (LIBOR03M + 3.25%) 7/27/23 •	720,028	720,816
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	1,370,000	1,383,700
Garda World Security Tranche B 1st Lien 4.99% (LIBOR03M + 4.75%) 10/30/26 •	191,971	192,571
Gardner Denver Tranche B-1 1.897% (LIBOR01M + 1.75%) 3/1/27 •	674,222	666,155
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	2,025,000	2,016,900
Granite US Holdings Tranche B 5.504% (LIBOR03M + 5.25%) 9/30/26 •	136,469	136,810
Gray Television Tranche B-2 2.405% (LIBOR03M + 2.25%) 2/7/24 •	1,018,322	1,010,473
Grupo Aeromexico
9.00% (LIBOR03M + 2.00%) 8/19/22 =, •	1,300,000	1,300,000

28    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Grupo Aeromexico
13.50% (LIBOR03M + 12.50%) 8/19/22 =, •	230,287	$230,287

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,875,575	1,882,608
HCA Tranche B-12 1.897% (LIBOR01M + 1.75%) 3/13/25 •	1,288,811	1,290,905
Heartland Dental 3.647% (LIBOR01M + 3.50%) 4/30/25 •	830,738	811,181
Hilton Worldwide Finance Tranche B-2 1.898% (LIBOR01M + 1.75%) 6/22/26 •	1,172,387	1,161,186
HUB International 2.965% (LIBOR03M + 2.75%) 4/25/25 •	731,250	719,118
Informatica 3.397% (LIBOR01M + 3.25%) 2/25/27 •	1,307,427	1,300,890
Informatica 2nd Lien 7.125% 2/25/25 •	1,018,000	1,039,633
Invictus 1st Lien 3.147% (LIBOR01M + 3.00%) 3/28/25 •	217,841	214,710
IQVIA Tranche B-3 2.004% (LIBOR03M + 1.75%) 6/11/25 •	541,125	538,081
IRB Holding TBD 2/5/25 X	2,500,000	2,503,437
Iron Mountain Information Management Tranche B 1.897% (LIBOR01M + 1.75%) 1/2/26 •	618,979	615,369
JBS USA LUX 2.147% (LIBOR01M + 2.00%) 5/1/26 •	162,113	160,930
LS Group OpCo Acquisition 4.25% (LIBOR03M + 3.50%) 11/2/27 •	840,000	841,050
Milano Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	1,210,000	1,213,025
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	1,000,000	1,043,819
Numericable US Tranche B-11 2.897% (LIBOR01M + 2.75%) 7/31/25 •	349,134	342,333
	Principal amount°	Value (US $)

Loan Agreements (continued)

Numericable US Tranche B-13 4.237% (LIBOR03M + 4.00%) 8/14/26 •	132,300	$131,983
ON Semiconductor Tranche B-4 2.147% (LIBOR01M + 2.00%) 9/19/26 •	1,278,006	1,282,266
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	878,117	869,007
PG&E 5.50% (LIBOR01M + 4.50%) 6/23/25 •	1,965,125	1,992,145
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	410,862	411,478
PQ Tranche B 2.464% (LIBOR03M + 2.25%) 2/8/27 •	534,032	532,030
Prestige Brands Tranche B-4 2.147% (LIBOR01M + 2.00%) 1/26/24 •	307,282	308,274
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	600,000	600,750
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR01M + 3.25%) 9/23/26 •	409,460	410,893
Reynolds Group Holdings Tranche B-2 3.397% (LIBOR01M + 3.25%) 2/5/26 •	475,000	472,773
RP Crown Parent Tranche B-1 4.00% (LIBOR01M + 3.00%) 2/2/26 •	975,100	975,100
Russell Investments US Institutional Holdco 4.00% (LIBOR03M + 3.00%) 5/30/25 •	425,673	425,407
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	593,512	593,513
Scientific Games International Tranche B-5 2.897% (LIBOR01M + 2.75%) 8/14/24 •	1,794,550	1,757,537
Sinclair Television Group Tranche B 2.40% (LIBOR01M + 2.25%) 1/3/24 •	1,306,423	1,295,537
Solenis International 1st Lien 4.233% (LIBOR03M + 4.00%) 6/26/25 •	580,516	580,697

NQ-OPTFI [12/20] 2/21 (1513375)    29

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	785,000	$795,303
SS&C Technologies Tranche B-3 1.897% (LIBOR01M + 1.75%) 4/16/25 •	221,757	219,643
SS&C Technologies Tranche B-4 1.897% (LIBOR01M + 1.75%) 4/16/25 •	171,590	169,955
Stars Group Holdings 3.754% (LIBOR03M + 3.50%) 7/10/25 •	129,751	130,354
Surf Holdings 1st Lien 3.726% (LIBOR03M + 3.50%) 3/5/27 •	318,400	316,092
Tecta America 4.647% (LIBOR01M + 4.50%) 11/20/25 •	203,035	196,944
Telenet Financing Tranche AR 2.159% (LIBOR01M + 2.00%) 4/30/28 •	545,000	538,230
Terrier Media Buyer 4.397% (LIBOR01M + 4.25%) 12/17/26 •	517,770	518,561
Titan Acquisition 3.267% (LIBOR06M + 3.00%) 3/28/25 •	56,890	55,667
Transdigm Tranche F 2.397% (LIBOR01M + 2.25%) 12/9/25 •	593,199	582,818
Ultimate Software Group 4.75% (LIBOR03M + 4.00%) 5/4/26 •	3,466,312	3,491,010
Ultimate Software Group 1st Lien 3.897% (LIBOR01M + 3.75%) 5/4/26 •	1,961,575	1,963,537
United Rentals (North America) 1.897% (LIBOR01M + 1.75%) 10/31/25 •	48,875	48,848
US Foods TBD 6/27/23 X	3,307,781	3,267,466
USI 4.254% (LIBOR03M + 4.00%) 12/2/26 •	166,023	166,106
USI Tranche B 3.22% (LIBOR03M + 3.00%) 5/16/24 •	1,410,897	1,393,114
USIC Holdings Tranche B 4.00% (LIBOR01M + 3.00%) 12/8/23 •	475,056	475,254
Vertical Midco Tranche B 4.567% (LIBOR06M + 4.25%) 7/30/27 •	1,184,397	1,191,337
		Principal amount°	Value (US $)

Loan Agreements (continued)

Vistra Operations 1.897% (LIBOR01M + 1.75%) 12/31/25 •		520,131	$519,372
Windstream Services 7.25% (LIBOR01M + 6.25%) 9/21/27 •		118,999	116,678
Zayo Group Holdings TBD 3/9/27 X		3,300,000	3,284,249
Zekelman Industries 2.143% (LIBOR01M + 2.00%) 1/24/27 •		271,817	270,203
Total Loan Agreements (cost $77,396,686)			78,039,629

Regional Bond — 0.08%Δ
Spain — 0.08%
Autonomous Community of Catalonia 4.90% 9/15/21	EUR	1,800,000	2,277,143
			2,277,143
Total Regional Bond (cost $2,014,460)			2,277,143

Sovereign Bonds — 2.60%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	196,185
			196,185
Angola — 0.01%
Angolan Government International Bond 8.25% 5/9/28		200,000	192,385
			192,385
Argentina — 0.04%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~		1,914,640	779,258
0.125% 7/9/35 ~		674,580	247,571
1.00% 7/9/29		57,007	24,770
			1,051,599
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		319,000	338,539
			338,539

30    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	$357,323
			357,323
Bermuda — 0.01%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		200,000	210,250
			210,250
Brazil — 0.38%
Brazil Letras do Tesouro Nacional 2.226% 4/1/21 ^	BRL	52,000,000	9,962,913
Brazilian Government International Bonds
3.875% 6/12/30		223,000	235,655
4.75% 1/14/50		233,000	249,922
			10,448,490
Chile — 0.02%
Chile Government International Bonds
2.55% 1/27/32		258,000	277,995
3.50% 1/25/50		200,000	230,250
			508,245
Colombia — 0.03%
Colombia Government International Bonds
3.00% 1/30/30		272,000	285,569
4.00% 2/26/24		202,000	218,728
5.00% 6/15/45		200,000	244,750
			749,047
Cyprus — 0.06%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,549,890
			1,549,890
Dominican Republic — 0.05%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		367,000	399,571
144A 4.875% 9/23/32 #		450,000	498,938
144A 6.00% 7/19/28 #		435,000	521,456
			1,419,965
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador — 0.01%
Ecuador Government International Bonds
144A 0.50% 7/31/30 #, ~	125,307	$80,666
144A 0.50% 7/31/35 #, ~	328,384	179,383
144A 0.50% 7/31/40 #, ~	278,501	142,735
144A 6.61% 7/31/30 #, ^	35,470	16,981
		419,765
Egypt — 0.15%
Egypt Government International Bonds
144A 5.577% 2/21/23 #	2,620,000	2,772,893
144A 5.75% 5/29/24 #	591,000	634,131
7.903% 2/21/48	200,000	218,075
144A 8.70% 3/1/49 #	359,000	416,216
		4,041,315
El Salvador — 0.01%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	275,000	246,812
		246,812
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	207,011
		207,011
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	400,000	461,500
		461,500
Honduras — 0.01%
Honduras Government International Bond 144A 5.625% 6/24/30 #	300,000	344,250
		344,250
Indonesia — 0.01%
Indonesia Government International Bond 144A 4.625% 4/15/43 #	200,000	242,157
		242,157

NQ-OPTFI [12/20] 2/21 (1513375)    31

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Israel — 0.08%
Israel Government International Bonds
2.75% 7/3/30	1,200,000	$1,325,274
3.875% 7/3/50	200,000	240,912
State of Israel
3.375% 1/15/50	200,000	221,880
3.80% 5/13/60	400,000	476,220
		2,264,286
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	289,000	326,425
		326,425
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #	200,000	212,834
		212,834
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #	207,000	334,755
		334,755
Kenya — 0.04%
Kenya Government International Bonds
144A 6.875% 6/24/24 #	248,000	272,306
144A 8.00% 5/22/32 #	835,000	975,025
		1,247,331
Kuwait — 0.13%
Kuwait International Government Bond 2.75% 3/20/22	3,400,000	3,500,198
		3,500,198
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡	582,000	83,919
		83,919
Mexico — 0.02%
Mexico Government International Bond 4.60% 2/10/48	458,000	538,977
		538,977
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Mongolia — 0.01%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		306,000	$323,595
			323,595
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	150,000	185,080
144A 2.375% 12/15/27 #		300,000	301,650
			486,730
Nigeria — 0.02%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		537,000	592,139
			592,139
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	205,691
			205,691
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	340,652
			340,652
Panama — 0.14%
Panama Government International Bonds
3.16% 1/23/30		452,000	501,437
3.75% 3/16/25		2,446,000	2,714,803
144A 3.75% 4/17/26 #		580,000	635,892
			3,852,132
Paraguay — 0.18%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		3,600,000	4,369,500
144A 5.40% 3/30/50 #		403,000	511,810
			4,881,310
Peru — 0.02%
Peruvian Government International Bonds
2.844% 6/20/30		512,000	568,607
5.625% 11/18/50		35,000	55,188
			623,795

32    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Philippines — 0.01%
Philippine Government International Bond 2.457% 5/5/30		300,000	$324,387
			324,387
Qatar — 0.17%
Qatar Government International Bonds
144A 3.40% 4/16/25 #		200,000	220,842
144A 4.00% 3/14/29 #		725,000	860,937
144A 4.40% 4/16/50 #		400,000	522,360
5.103% 4/23/48		2,200,000	3,099,382
			4,703,521
Republic of Vietnam — 0.01%
Vietnam Government International Bond 144A 4.80% 11/19/24 #		200,000	225,006
			225,006
Romania — 0.11%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	123,000	160,541
144A 3.00% 2/14/31 #		2,410,000	2,591,606
144A 3.375% 1/28/50 #	EUR	223,000	314,176
			3,066,323
Russia — 0.04%
Russian Foreign Bond - Eurobonds
144A 4.25% 6/23/27 #		600,000	685,875
144A 4.375% 3/21/29 #		200,000	233,741
144A 5.25% 6/23/47 #		200,000	277,512
			1,197,128
Saudi Arabia — 0.37%
Saudi Government International Bonds
2.375% 10/26/21		200,000	203,216
144A 2.875% 3/4/23 #		2,200,000	2,306,392
144A 2.90% 10/22/25 #		200,000	215,845
144A 3.625% 3/4/28 #		741,000	831,712
4.50% 10/26/46		800,000	972,978
144A 4.50% 10/26/46 #		800,000	972,978
144A 5.00% 4/17/49 #		3,500,000	4,598,212
			10,101,333
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Senegal — 0.01%
Senegal Government International Bond 144A 6.75% 3/13/48 #		210,000	$231,665
			231,665
Serbia — 0.01%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	198,220
144A 3.125% 5/15/27 #	EUR	100,000	137,582
			335,802
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,000,000	3,193,326
5.75% 9/30/49		200,000	201,065
5.875% 6/22/30		268,000	304,305
			3,698,696
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		453,000	260,267
			260,267
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	216,250
			216,250
Turkey — 0.03%
Turkey Government International Bonds
5.75% 5/11/47		200,000	190,997
7.625% 4/26/29		500,000	578,305
			769,302
Ukraine — 0.06%
Ukraine Government International Bonds
144A 7.75% 9/1/26 #		804,000	910,028
144A 9.75% 11/1/28 #		515,000	635,072
			1,545,100
United Kingdom — 0.00%
United Kingdom Gilt 1.75% 9/7/22	GBP	100,000	141,177
			141,177

NQ-OPTFI [12/20] 2/21 (1513375)    33

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Uruguay — 0.05%
Uruguay Government International Bonds
4.375% 1/23/31	1,131,000	$1,390,072
4.50% 8/14/24	57,000	63,122
		1,453,194
Uzbekistan — 0.02%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	448,000	522,967
		522,967
Total Sovereign Bonds (cost $64,998,117)		71,591,615

Supranational Banks — 0.04%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	200,000	205,002
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	301,000	326,727
144A 5.00% 7/27/27 #	406,000	455,475
Total Supranational Banks (cost $898,216)		987,204

US Treasury Obligations — 27.32%
US Treasury Bonds
1.25% 5/15/50	1,800,000	1,629,703
1.375% 8/15/50	3,205,000	2,995,673
1.625% 11/15/50	10,100,000	10,042,399
2.00% 2/15/50	16,000,000	17,345,626
2.50% 2/15/45	37,100,000	44,172,187
2.75% 8/15/42	900,000	1,114,277
2.75% 11/15/42	1,400,000	1,732,117
2.875% 5/15/43	2,200,000	2,777,156
2.875% 8/15/45	16,700,000	21,213,566
3.00% 5/15/47	900,000	1,176,645
3.00% 8/15/48	3,770,000	4,950,923
3.125% 5/15/48	1,490,000	1,996,716
4.375% 5/15/40	100,000	151,590
US Treasury Inflation Indexed Notes
0.125% 4/15/22	3,426,208	3,498,310
0.125% 7/15/26	21,726	23,900
0.125% 1/15/30	45,173,745	50,419,026
0.125% 7/15/30	13,827,258	15,518,427
0.625% 4/15/23	3,082,002	3,245,580
0.875% 1/15/29	9,590,439	11,275,490
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Notes
1.75% 1/15/28	12,826,934	$15,739,074
2.375% 1/15/25	9,393,452	10,978,788
2.375% 1/15/27	1,678,547	2,087,451
2.50% 1/15/29	36,384	47,814
US Treasury Notes
0.375% 11/30/25	9,815,000	9,827,269
0.50% 4/30/27	10,900,000	10,871,473
0.50% 6/30/27	12,900,000	12,844,067
0.50% 10/31/27	13,200,000	13,092,750
0.625% 5/15/30	10,300,000	10,065,031
0.625% 8/15/30	101,380,000	98,797,983
0.875% 11/15/30	17,745,000	17,678,456
1.125% 8/31/21 ∞	13,800,000	13,894,703
1.125% 2/28/27	16,900,000	17,523,187
1.25% 8/31/24	25,600,000	26,558,001
1.50% 1/31/27 ∞	1,700,000	1,801,668
1.50% 2/15/30	24,700,000	26,119,284
1.625% 9/30/26	8,300,000	8,847,929
1.625% 10/31/26	12,900,000	13,756,641
1.75% 12/31/26	10,900,000	11,712,391
1.875% 7/31/22	39,700,000	40,799,503
1.875% 8/31/24 ∞	2,170,000	2,301,048
2.00% 10/31/21 ∞	1,600,000	1,624,945
2.00% 11/30/22 ∞	7,700,000	7,976,418
2.00% 6/30/24	7,700,000	8,182,152
2.125% 3/31/24 ∞	2,010,000	2,135,704
2.125% 11/30/24	11,130,000	11,942,143
2.25% 11/15/24	11,030,000	11,883,964
2.25% 3/31/26	24,500,000	26,869,611
2.375% 2/29/24	4,000,000	4,276,094
2.375% 8/15/24 ∞	1,820,000	1,961,903
2.375% 4/30/26	10,900,000	12,035,985
2.50% 1/31/24	2,790,000	2,989,441
2.50% 2/28/26	3,700,000	4,101,797
2.625% 3/31/25	12,700,000	13,953,628
2.75% 7/31/23	46,200,000	49,298,648
2.875% 11/30/23 ∞	2,500,000	2,696,875
2.875% 7/31/25	15,500,000	17,301,875
2.875% 11/30/25	8,100,000	9,094,149

US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	2,957,399
Total US Treasury Obligations (cost $722,006,184)		751,906,553

34    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
	Number of shares	Value (US $)
Common Stock — 0.00%
Century Communications =, †	1,975,000	$0
Total Common Stock (cost $59,790)		0

Preferred Stock — 0.02%
General Electric 5.00% μ	300,000	278,553
USB Realty 144A 1.384% (LIBOR03M + 1.147%) #, •	500,000	375,000
Total Preferred Stock (cost $748,475)		653,553

Short-Term Investments — 12.38%
Money Market Mutual Funds — 3.31%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	22,766,220	22,766,220
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	22,766,220	22,766,220
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	22,766,220	22,766,220
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	22,766,220	22,766,220
		91,064,880
Principal amount°
Repurchase Agreements — 9.07%
US Treasury repurchase agreement with BNP Paribas 0.10%, dated 12/31/20, to be repurchased 1/5/21, repurchase price $20,000,056 (collateralized by US government obligation; 1.125% 8/15/40; market value $20,482,270)	20,000,000	20,000,000
	Principal amount°	Value (US $)
US Treasury repurchase agreement with BNP Paribas 0.12%, dated 12/30/20, to be repurchased 1/4/21, repurchase price $20,000,267 (collateralized by US government obligation; 3.00% 2/15/49; market value $20,464,232)	20,000,000	$20,000,000
US Treasury repurchase agreement with J.P. Morgan Securities 0.11%, dated 12/31/20, to be repurchased 1/5/21, repurchase price $105,000,321 (collateralized by US government obligation; 3.00% 11/15/44; market value $107,017,559)	105,000,000	105,000,000
US Treasury repurchase agreement with J.P. Morgan Securities 0.12%, dated 12/30/20, to be repurchased 1/4/21, repurchase price $104,501,393 (collateralized by US government obligation; 3.00% 11/15/44; market value $106,492,372)	104,500,000	104,500,000
		249,500,000
Total Short-Term Investments (cost $340,564,880)		340,564,880

Total Value of Securities—117.99% (cost $3,109,226,391)		3,246,880,152
Liabilities Net of Receivables and Other Assets—(17.99%)★		(495,039,513)
Net Assets Applicable to 275,097,663 Shares Outstanding—100.00%		$2,751,840,639
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ-OPTFI [12/20] 2/21 (1513375)    35

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
∞	Fully or partially pledged as collateral for futures and swap contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2020.
Δ	Securities have been classified by country of origin.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
†	Non-income producing security.
*	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $533,122,290, which represents 19.37% of the Fund's net assets.
ψ	No contractual maturity date.
★	Includes $1,467,000 cash collateral held at brokers for certain open derivatives, $2,023,000 cash collateral pledged for TBA transactions, and $520,000 cash collateral due to brokers for certain open derivatives.

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment were outstanding at December 31, 2020:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 13.50% 8/19/22	$826,261	$826,261	$826,261	$—
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	BRL	18,169,801	USD	(3,529,761)	2/2/21	$—	$(33,313)
BAML	INR	23,338,266	USD	(310,246)	3/17/21	6,768	—
BAML	JPY	95,938,010	USD	(922,621)	1/8/21	6,615	—
BAML	MXN	79,337,000	USD	(3,851,326)	1/21/21	125,746	—
BNP	EUR	32,930,000	USD	(40,291,501)	1/5/21	—	(56,687)
BNP	EUR	(32,930,000)	USD	39,436,765	1/5/21	—	(798,049)
BNP	EUR	(32,930,000)	USD	40,318,612	2/2/21	57,244	—
BNP	GBP	(2,354,000)	USD	3,143,536	1/8/21	—	(75,840)
BNP	JPY	(106,100,000)	USD	1,024,907	1/8/21	—	(2,757)
36    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	JPY	106,100,000	USD	(1,025,191)	2/2/21	$2,781	$—
CITI	EUR	(1,717,000)	USD	2,071,607	1/8/21	—	(26,445)
CITI	GBP	(617,000)	USD	813,975	1/8/21	—	(29,846)
CITI	JPY	10,161,990	USD	(97,559)	1/8/21	868	—
CITI	KRW	(128,438,975)	USD	116,025	3/17/21	—	(2,010)
CITI	MXN	52,252,000	USD	(2,634,656)	1/21/21	—	(15,325)
CITI	ZAR	100,480,000	USD	(6,469,674)	1/22/21	345,843	—
JPMCB	BRL	(52,000,000)	USD	9,283,227	4/5/21	—	(703,281)
JPMCB	EUR	(853,000)	USD	1,004,170	1/22/21	—	(38,477)
Total Foreign Currency Exchange Contracts						$545,865	$(1,782,030)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
10	US Treasury Ultra Bonds	$2,135,625	$2,177,124	3/22/21	$—	$(41,499)	$7,500
337	US Treasury Long Bonds	58,364,187	59,088,065	3/22/21	—	(723,878)	115,844
132	US Treasury 5 yr Notes	16,653,656	16,615,813	3/31/21	37,843	—	6,187
(645)	US Treasury 5 yr Notes	(81,375,820)	(81,168,198)	3/31/21	—	(207,622)	(30,231)
189	US Treasury 10 yr Ultra Notes	29,551,922	29,645,412	3/22/21	—	(93,490)	41,344
(11)	US Treasury 10 yr Ultra Notes	(1,719,953)	(1,721,943)	3/22/21	1,990	—	(2,406)
287	US Treasury 10 yr Notes	39,628,422	39,599,672	3/22/21	28,750	—	31,392
(112)	US Treasury 10 yr Notes	(15,464,750)	(15,446,973)	3/22/21	—	(17,777)	(12,251)
(34)	Long 10 yr Gilt	(6,301,932)	(6,231,441)	3/29/21	—	(70,491)	(13,736)
(73)	Euro-Bund	(15,842,015)	(15,836,578)	3/8/21	—	(5,437)	33
127	Euro-BTP	23,584,283	23,411,544	3/8/21	172,739	—	(1,060)
Total Futures Contracts			$50,132,497		$241,322	$(1,160,194)	$142,616
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection SoldMoody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$27,429	$(3,405)	$30,834	$—	$(267)
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	50,064	6,546	43,518	—	(357)
CDX.ITRX.EUR.34[4] 12/20/25-Quarterly	EUR 17,500,000	1.000%	556,931	465,860	91,071	—	(8,619)
NQ-OPTFI [12/20] 2/21 (1513375)    37

Schedule of investments
Optimum Fixed Income Fund (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
CDX.NA.HY.33[5] 12/20/24-Quarterly	623,000	5.000%	$57,498	$2,960	$54,538	$—	$567
CDX.NA.HY.34[5] 6/20/25-Quarterly	1,196,000	5.000%	110,985	(823)	111,808	—	2,054
CDX.NA.HY.35[5] 12/20/25-Quarterly	3,100,000	5.000%	289,103	185,590	103,513	—	4,609
CDX.NA.IG.33[6] 12/20/24-Quarterly	25,000,000	1.000%	413,146	430,014	—	(16,868)	13,877
CDX.NA.IG.34[6] 6/20/25-Quarterly	3,900,000	1.000%	63,778	52,963	10,815	—	2,364
CDX.NA.IG.35[6] 12/20/25-Quarterly	14,800,000	1.000%	362,619	328,038	34,581	—	8,511
			1,931,553	1,467,743	480,678	(16,868)	22,739
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Mexico 3.60% 12/31/24 WR 6/20/25-Quarterly	2,085,000	1.000%	(27,543)	133,266	—	(160,809)	—
JPMCB Republic of Colombia 10.375% 1/28/33 Baa2 12/20/25-Quarterly	2,090,000	1.000%	(12,019)	(6,587)	—	(5,432)	—
Protection SoldMoody's Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	410	(305)	715	—	—
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.000%	2,761	(1,115)	3,876	—	—
BNP Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	200,000	1.000%	820	(617)	1,437	—	—
CITI Barclays Bank 1.75% 1/8/25 /AAA 12/20/21-Quarterly	EUR 1,400,000	1.000%	12,367	9,173	3,194	—	—
CITI Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	100,000	1.000%	639	(1,855)	2,494	—	—
38    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
CITI Republic of Colombia 10.375% 1/28/33 Baa2 12/20/24-Quarterly	200,000	1.000%	$2,871	$590	$2,281	$—	$—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	14,200,000	0.500%	170,824	(846,811)	1,017,635	—	—
GSC Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	500,000	1.000%	3,195	(9,521)	12,716	—	—
GSC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	3,300,000	1.000%	13,522	(9,161)	22,683	—	—
JPMCB Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	410	(308)	718	—	—
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	(6,786)	(20,066)	13,280	—	—
			161,471	(753,317)	1,081,029	(166,241)	—
Total CDS Contracts			$2,093,024	$714,426	$1,561,707	$(183,109)	$22,739
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared:
2 yr IRS[9] 3/30/23-(Semiannually/ Quarterly)	7,600,000	0.25%/(0.238)%	$(9,150)	$(58)	$—	$(9,092)	$(992)
2 yr IRS[9] 6/28/21-(Semiannually/ Quarterly)	30,100,000	1.45%/(0.251)%	(183,741)	—	—	(183,741)	996
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 676,000,000	3.36%/(2.00)%	1,100,133	19,337	1,080,796	—	(3,976)
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 306,100,000	3.364%/(2.00)%	428,672	—	428,672	—	4,390
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 9,000,000	2.886%/(2.00)%	(1,209)	—	—	(1,209)	(127)
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 11,300,000	2.883%/(2.00)%	(1,435)	—	—	(1,435)	(159)
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 69,100,000	2.859%/(2.00)%	(8,267)	—	—	(8,267)	(974)
NQ-OPTFI [12/20] 2/21 (1513375)    39

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 29,900,000	2.871%/(2.00)%	$(2,451)	$—	$—	$(2,451)	$(421)
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 42,200,000	2.87%/(2.00)%	(3,111)	32	—	(3,143)	(594)
2 yr IRS[10] 1/3/22-(At Maturity/ Daily)	BRL 175,200,000	2.85%/(2.00)%	(5,015)	1,030	—	(6,045)	—
2 yr IRS[11] 3/3/22-(Semiannually/ Quarterly)	CAD 8,800,000	(1.27)%/0.489%	65,331	—	65,331	—	111
2 yr IRS[11] 3/3/22-(Semiannually/ Quarterly)	CAD 2,400,000	(1.273)%/0.489%	17,873	—	17,873	—	30
2 yr IRS[11] 6/17/22-(Semiannually/ Quarterly)	CAD 4,000,000	(1.50)%/0.488%	47,308	11,285	36,023	—	79
3 yr IRS[9] 6/20/21-(Semiannually/ Quarterly)	17,800,000	1.75%/(0.239)%	(129,952)	71,926	—	(201,878)	744
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 800,000	(1.29)%/0.489%	14,834	—	14,834	—	497
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 2,600,000	(1.275)%/0.489%	46,939	—	46,939	—	1,611
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 1,600,000	(1.276)%/0.489%	28,937	—	28,937	—	992
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 2,900,000	(1.22)%/0.489%	47,152	—	47,152	—	1,786
5 yr IRS[11] 3/4/25-(Semiannually/ Quarterly)	CAD 20,500,000	(1.235)%/0.489%	343,346	8,038	335,308	—	12,647
5 yr IRS[12] 9/16/25-(Semiannually/ Semiannually)	GBP 15,800,000	0.50%/(0.039)%	(528,715)	(2,766)	—	(525,949)	(11,615)
5 yr IRS[13] 6/16/26-(Annually/ Annually)	GBP 28,400,000	0%/(0.048)%	52,526	(15,309)	67,835	—	(35,915)
7 yr IRS[9] 12/16/22- (Semiannually/ Quarterly)	41,600,000	2.25%/(2.41)%	(1,679,625)	312,134	—	(1,991,759)	(1,928)
30 yr IRS[9] 3/30/51-(Semiannually/ Quarterly)	600,000	1.15%/(0.238)%	40,736	13,070	27,666	—	(2,164)
Total IRS Contracts			$(318,884)	$418,719	$2,197,366	$(2,934,969)	$(34,982)
40    NQ-OPTFI [12/20] 2/21 (1513375)

(Unaudited)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(104,547).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rate resets based on LIBOR03M.
[10]	Rate paid based on Brazil CETIP Interbank Deposit.
[11]	Rate resets based on CAD0003M.
[12]	Rate resets based on BP0006M.
[13]	Rate resets based on BP0012M.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CAD0003M – Canadian Dollar 3 Month LIBOR Interest Rate
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
COF 11 – Cost of Funds for the 11th District of San Francisco
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
EUR003M – EURIBOR EUR 3 Month
EURIBOR – Euro Interbank Offered Rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Bank USA
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month

NQ-OPTFI [12/20] 2/21 (1513375)    41

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
Summary of abbreviations: (continued)
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
yr – Year
Summary of currencies:
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
USD – US Dollar
ZAR – South Africa Rand

42    NQ-OPTFI [12/20] 2/21 (1513375)